Putnam Dynamic Asset Allocation Growth Fund
The fund's portfolio
6/30/22 (Unaudited)

COMMON STOCKS (74.4%)(a)
	Shares	Value
Banking (4.8%)
Alinma Bank (Saudi Arabia)	342,433	$3,048,230
Ameris Bancorp	2,852	114,593
Associated Banc-Corp.	5,638	102,950
Atlantic Union Bankshares Corp.	6,439	218,411
Banco Bilbao Vizcaya Argentaria SA (Spain)	592,263	2,687,777
Banco do Brasil SA (Brazil)	156,900	1,000,740
Banco Santander SA (Spain)	1,110,424	3,127,942
Bank Central Asia Tbk PT (Indonesia)	6,429,500	3,128,973
Bank Leumi Le-Israel BM (Israel)	276,086	2,454,221
Bank Mandiri Persero Tbk PT (Indonesia)	1,956,700	1,040,903
Bank of America Corp.	246,077	7,660,377
Bank of Ireland Group PLC (Ireland)	551,982	3,489,208
Banner Corp.	4,269	239,960
BNP Paribas SA (France)	58,165	2,765,179
BOC Hong Kong Holdings, Ltd. (Hong Kong)	327,000	1,291,864
Brookline Bancorp, Inc.	7,218	96,072
Cathay General Bancorp	13,833	541,562
Central Pacific Financial Corp.	4,609	98,863
China Merchants Bank Co., Ltd. Class H (China)	277,000	1,853,303
Citigroup, Inc.	295,238	13,577,996
Commonwealth Bank of Australia (Australia)	1,678	104,682
ConnectOne Bancorp, Inc.	3,773	92,250
Customers Bancorp, Inc.(NON)	10,031	340,051
DBS Group Holdings, Ltd. (Singapore)	287,500	6,141,942
Eagle Bancorp, Inc.	3,169	150,242
East West Bancorp, Inc.	30,000	1,944,000
Enterprise Financial Services Corp.	4,942	205,093
Fifth Third Bancorp	20,500	688,800
First BanCorp/Puerto Rico (Puerto Rico)	44,444	573,772
First Bancshares, Inc. (The)	2,329	66,609
First Busey Corp.	5,303	121,174
First Commonwealth Financial Corp.	8,229	110,433
First Financial Corp./IN	2,769	123,221
First Foundation, Inc.	4,884	100,024
Flagstar Bancorp, Inc.	14,746	522,746
Fulton Financial Corp.	22,362	323,131
Great Southern Bancorp, Inc.	1,728	101,192
Grupo Financiero Banorte SAB de CV Class O (Mexico)	343,673	1,920,925
Hancock Whitney Corp.	14,232	630,905
Hanmi Financial Corp.	6,869	154,140
Hilltop Holdings, Inc.	10,467	279,050
HomeStreet, Inc.	2,909	100,855
Hope Bancorp, Inc.	28,413	393,236
Horizon Bancorp, Inc./IN	6,040	105,217
ICICI Bank, Ltd. (India)	524,439	4,696,360
Independent Bank Corp./MI	3,008	57,994
International Bancshares Corp.	2,956	118,476
Israel Discount Bank, Ltd. Class A (Israel)	187,920	977,004
JPMorgan Chase & Co.	157,278	17,711,076
KeyCorp	38,529	663,855
Lloyds Banking Group PLC (United Kingdom)	778,138	400,772
Meta Financial Group, Inc.	9,014	348,571
Midland States Bancorp, Inc.	3,053	73,394
Mitsubishi UFJ Financial Group, Inc. (Japan)	734,100	3,946,437
Mizrahi Tefahot Bank, Ltd. (Israel)	6,926	229,019
National Australia Bank, Ltd. (Australia)	6,395	120,904
National Bank Holdings Corp. Class A	4,140	158,438
NBT Bancorp, Inc.	5,389	202,573
Nicolet Bankshares, Inc.(NON)	598	43,259
OceanFirst Financial Corp.	8,429	161,247
OFG Bancorp (Puerto Rico)	7,437	188,900
Peapack-Gladstone Financial Corp.	2,275	67,568
Peoples Bancorp, Inc./OH	1,802	47,933
PNC Financial Services Group, Inc. (The)	34,498	5,442,749
Popular, Inc. (Puerto Rico)	9,802	754,068
Preferred Bank/Los Angeles CA	1,887	128,354
QCR Holdings, Inc.	1,983	107,062
S&T Bancorp, Inc.	3,848	105,551
State Street Corp.	24,098	1,485,642
Sumitomo Mitsui Financial Group, Inc. (Japan)	43,500	1,292,689
SVB Financial Group(NON)	1,767	697,947
UBS Group AG (Switzerland)	197,002	3,175,887
UMB Financial Corp.	5,709	491,545
United Overseas Bank, Ltd. (Singapore)	130,500	2,465,720
Univest Financial Corp.	2,579	65,610
Washington Federal, Inc.	7,989	239,830
Wells Fargo & Co.	137,917	5,402,209
WesBanco, Inc.	7,399	234,622
Wintrust Financial Corp.	4,700	376,705

		116,512,784
Basic materials (3.4%)
AdvanSix, Inc.	8,320	278,221
Alcoa Corp.	12,900	587,982
American Vanguard Corp.	5,334	119,215
Andersons, Inc. (The)	3,662	120,809
Anglo American PLC (London Exchange) (United Kingdom)	130,682	4,672,157
Anglo American PLC (Johannesburg Exchange) (United Kingdom)	32,791	1,170,025
Archer-Daniels-Midland Co.	8,800	682,880
Arkema SA (France)	6,852	609,773
Atkore, Inc.(NON)	6,805	564,883
Avery Dennison Corp.	4,500	728,415
Balchem Corp.	877	113,782
BHP Group, Ltd. (ASE Exchange) (Australia)	101,555	2,891,557
BHP Group, Ltd. (London Exchange) (Australia)	11,278	315,349
BlueScope Steel, Ltd. (Australia)	68,085	747,231
Boise Cascade Co.	8,249	490,733
Brenntag SE (Germany)	8,390	546,002
Celanese Corp.	5,610	659,792
CF Industries Holdings, Inc.	39,400	3,377,762
Codexis, Inc.(NON)	21,653	226,490
Compagnie de Saint-Gobain (France)	49,823	2,137,821
Constellium SE (France)(NON)	36,484	481,954
Corteva, Inc.	169,684	9,186,692
Covestro AG (Germany)	18,618	643,464
CRH PLC (Ireland)	167,069	5,777,639
Dow, Inc.	13,588	701,277
DuPont de Nemours, Inc.	58,800	3,268,104
Eastman Chemical Co.	28,499	2,558,355
Eiffage SA (France)	18,306	1,647,502
Fertiglobe PLC (United Arab Emirates)	441,200	577,760
Freeport-McMoRan, Inc. (Indonesia)	157,213	4,600,053
Frontdoor, Inc.(NON)	33,700	811,496
Glencore PLC (United Kingdom)	159,577	864,621
Innospec, Inc.	3,577	342,641
Intrepid Potash, Inc.(NON)	3,154	142,845
James Hardie Industries PLC (CDI) (Australia)	60,502	1,326,763
Linde PLC	10,917	3,134,117
LyondellBasell Industries NV Class A	7,500	655,950
Materion Corp.	1,469	108,309
Minerals Technologies, Inc.	3,912	239,962
Misumi Group, Inc. (Japan)	9,100	191,819
Mueller Industries, Inc.	8,896	474,068
Nitto Denko Corp. (Japan)	23,200	1,501,297
NV5 Global, Inc.(NON)	878	102,498
Olin Corp.	17,284	799,904
Orion Engineered Carbons SA (Luxembourg)	6,994	108,617
PotlatchDeltic Corp.(R)	12,092	534,345
PPG Industries, Inc.	20,285	2,319,387
Rio Tinto PLC (United Kingdom)	49,398	2,956,400
Rio Tinto, Ltd. (Australia)	27,507	1,949,935
Sensient Technologies Corp.	1,442	116,168
Sherwin-Williams Co. (The)	17,699	3,962,983
Shin-Etsu Chemical Co., Ltd. (Japan)	19,200	2,165,094
Simpson Manufacturing Co., Inc.	2,192	220,537
South32, Ltd. (Australia)	213,514	580,670
Standex International Corp.	1,751	148,450
Stepan Co.	1,235	125,167
Sterling Construction Co., Inc.(NON)	5,753	126,106
Toyo Suisan Kaisha, Ltd. (Japan)	18,500	721,293
Tronox Holdings PLC Class A (United Kingdom)	32,491	545,849
UFP Industries, Inc.	9,253	630,499
Vale Indonesia Tbk PT (Indonesia)(NON)	1,461,500	554,286
Vat Group AG (Switzerland)	1,111	264,876
WestRock Co.	19,622	781,740
Weyerhaeuser Co.(R)	88,346	2,926,020
Yunnan Energy New Material Co., Ltd. Class A (China)	20,800	778,178

		83,696,569
Capital goods (3.8%)
A.O. Smith Corp.	13,200	721,776
Acuity Brands, Inc.	4,400	677,776
Aerojet Rocketdyne Holdings, Inc.(NON)	15,450	627,270
AGCO Corp.	6,100	602,070
Albany International Corp. Class A	1,511	119,052
Allegion PLC (Ireland)	6,800	665,720
Allison Transmission Holdings, Inc.	21,900	842,055
Altra Industrial Motion Corp.	15,293	539,078
American Axle & Manufacturing Holdings, Inc.(NON)	31,617	238,076
Axon Enterprise, Inc.(NON)	7,915	737,441
Ball Corp.	8,460	581,794
Barnes Group, Inc.	3,084	96,036
Belden, Inc.	1,857	98,922
CAE, Inc. (Canada)(NON)	57,263	1,411,111
Carrier Global Corp.	21,455	765,085
Casella Waste Systems, Inc. Class A(NON)	1,509	109,674
Caterpillar, Inc.	3,600	643,536
Clean Harbors, Inc.(NON)	8,400	736,428
Crown Holdings, Inc.	7,900	728,143
CTS Corp.	3,520	119,856
Cummins, Inc.	4,063	786,312
Dassault Aviation SA (France)	4,665	727,925
Deere & Co.	12,256	3,670,304
Dover Corp.	6,100	740,052
Eaton Corp. PLC	26,619	3,353,728
Emerson Electric Co.	16,000	1,272,640
Encore Wire Corp.	2,154	223,844
ESCO Technologies, Inc.	1,839	125,732
Fortive Corp.	76,041	4,135,110
Franklin Electric Co., Inc.	1,392	101,978
Fuji Electric Co., Ltd. (Japan)	17,600	729,009
GEA Group AG (Germany)	30,538	1,052,556
General Dynamics Corp.	38,000	8,407,500
Gentherm, Inc.(NON)	1,669	104,162
GrafTech International, Ltd.	13,479	95,297
HEICO Corp.	6,229	816,746
Hillenbrand, Inc.	12,710	520,602
Honeywell International, Inc.	33,598	5,839,669
Johnson Controls International PLC	179,362	8,587,852
Kaman Corp.	3,188	99,625
Komatsu, Ltd. (Japan)	30,200	669,528
Legrand SA (France)	12,420	917,075
LKQ Corp.	15,500	760,895
Lockheed Martin Corp.	12,800	5,503,488
Moog, Inc. Class A	4,640	368,370
MRC Global, Inc.(NON)	17,557	174,868
MYR Group, Inc.(NON)	1,428	125,850
National Presto Industries, Inc.	1,496	98,197
Nordson Corp.	6,200	1,255,128
Northrop Grumman Corp.	17,564	8,405,603
O-I Glass, Inc.(NON)	31,652	443,128
Otis Worldwide Corp.	11,300	798,571
Parker Hannifin Corp.	2,714	667,780
Raytheon Technologies Corp.	57,631	5,538,915
Republic Services, Inc.	28,200	3,690,534
Rheinmetall AG (Germany)	10,833	2,500,943
Ryerson Holding Corp.	10,041	213,773
Schneider Electric SE (France)	18,656	2,207,258
Shyft Group, Inc. (The)	5,383	100,070
Spirax_Sarco engineering PLC (United Kingdom)	8,885	1,068,376
Standard Motor Products, Inc.	2,756	123,992
Sturm Ruger & Co., Inc.	5,003	318,441
Terex Corp.	16,711	457,380
Textron, Inc.	32,200	1,966,454
Titan International, Inc.(NON)	11,545	174,330
Titan Machinery, Inc.(NON)	5,137	115,120
Toshiba Corp. (Japan)	6,800	276,400
Vinci SA (France)	513	45,674
Waste Connections, Inc.	19,222	2,382,759
Waste Management, Inc.	5,100	780,198
Watts Water Technologies, Inc. Class A	824	101,220
Zurn Water Solutions Corp.	20,716	564,304

		95,266,164
Communication services (2.0%)
American Tower Corp.(R)	35,601	9,099,260
AT&T, Inc.	336,377	7,050,462
Cambium Networks Corp.(NON)	7,109	104,147
Charter Communications, Inc. Class A(NON)	6,769	3,171,480
Cogeco Communications, Inc. (Canada)	18,092	1,223,796
Comcast Corp. Class A	127,146	4,989,209
Crown Castle International Corp.(R)	4,400	740,872
Deutsche Telekom AG (Germany)	103,207	2,049,119
EchoStar Corp. Class A(NON)	14,130	272,709
KDDI Corp. (Japan)	100,600	3,180,081
Koninklijke KPN NV (Netherlands)	505,018	1,799,924
Liberty Latin America, Ltd. Class C (Chile)(NON)	54,184	422,093
MTN Group, Ltd. (South Africa)	150,471	1,221,249
Nippon Telegraph & Telephone Corp. (Japan)	88,200	2,532,630
SK Telecom Co., Ltd. (South Korea)	33,008	1,321,947
T-Mobile US, Inc.(NON)	17,633	2,372,344
Telstra Corp., Ltd. (Australia)	922,139	2,450,551
Verizon Communications, Inc.	116,315	5,902,986

		49,904,859
Communications equipment (0.2%)
arista Networks, Inc.(NON)	7,800	731,172
Ciena Corp.(NON)	16,394	749,206
Telefonaktiebolaget LM Ericsson Class B (Sweden)	349,682	2,607,126
Viavi Solutions, Inc.(NON)	7,957	105,271

		4,192,775
Computers (4.7%)
A10 Networks, Inc.	34,964	502,782
Agilysys, Inc.(NON)	3,180	150,319
Altair Engineering, Inc. Class A(NON)	1,972	103,530
Apple, Inc.	573,056	78,348,216
Avid Technology, Inc.(NON)	19,002	493,102
Cisco Systems, Inc./Delaware	171,600	7,317,024
CommVault Systems, Inc.(NON)	9,433	593,336
Crowdstrike Holdings, Inc. Class A(NON)	7,271	1,225,600
Dropbox, Inc. Class A(NON)	39,067	820,016
Duck Creek Technologies, Inc.(NON)	26,230	389,516
Extreme Networks, Inc.(NON)	55,831	498,013
Fortinet, Inc.(NON)	13,500	763,830
Loyalty Ventures, Inc.(NON)	30,930	110,420
MSCI, Inc.	5,494	2,264,352
N-Able, Inc.(NON)	10,828	97,452
NetApp, Inc.	11,400	743,736
NetScout Systems, Inc.(NON)	4,200	142,170
Nutanix, Inc. Class A(NON)	51,100	747,593
OneSpan, Inc.(NON)	7,672	91,297
Pure Storage, Inc. Class A(NON)	125,200	3,218,892
Qualys, Inc.(NON)	5,197	655,550
ServiceNow, Inc.(NON)	9,498	4,516,489
Snowflake, Inc. Class A(NON)	29,221	4,063,472
SolarWinds Corp.	8,783	90,026
Sprout Social, Inc. Class A(NON)	9,355	543,245
SS&C Technologies Holdings, Inc.	12,716	738,418
Super Micro Computer, Inc.(NON)	13,311	537,099
Synopsys, Inc.(NON)	24,400	7,410,280
Xperi Holding Corp.	25,668	370,389

		117,546,164
Conglomerates (0.5%)
3M Co.	5,557	719,131
AMETEK, Inc.	37,250	4,093,403
General Electric Co.	17,946	1,142,622
Marubeni Corp. (Japan)	247,400	2,231,851
Mitsubishi Corp. (Japan)	127,700	3,799,564
SPX Corp.(NON)	5,130	271,069

		12,257,640
Consumer cyclicals (10.4%)
Abercrombie & Fitch Co. Class A(NON)	17,244	291,768
Amazon.com, Inc.(NON)	347,474	36,905,214
Aramark	56,340	1,725,694
Aristocrat Leisure, Ltd. (Australia)	62,937	1,493,546
Arrowhead Pharmaceuticals, Inc.(NON)	14,540	511,953
Automatic Data Processing, Inc.	3,700	777,148
Autonation, Inc.(NON)	6,600	737,616
AutoZone, Inc.(NON)	3,300	7,092,096
Beazer Homes USA, Inc.(NON)	11,499	138,793
Berkeley Group Holdings PLC (The) (United Kingdom)	13,794	625,313
BJ's Wholesale Club Holdings, Inc.(NON)	53,470	3,332,250
Bluegreen Vacations Holding Corp.	3,595	89,731
BlueLinx Holdings, Inc.(NON)	2,985	199,428
Bollore SA (France)	52,604	243,659
Booking Holdings, Inc.(NON)	6,923	12,108,258
Booz Allen Hamilton Holding Corp.	22,135	2,000,119
Boyd Gaming Corp.	13,400	666,650
Brambles, Ltd. (Australia)	131,550	972,494
Buckle, Inc. (The)	3,332	92,263
Caleres, Inc.	16,671	437,447
Choice Hotels International, Inc.	6,100	680,943
Chow Tai Fook Jewellery Group, Ltd. (Hong Kong)	342,000	643,309
Churchill Downs, Inc.	3,800	727,814
Cie Financiere Richemont SA Class A (Switzerland)	7,302	777,508
Cintas Corp.	2,376	887,507
CK Hutchison Holdings, Ltd. (Hong Kong)	602,000	4,069,952
CoStar Group, Inc.(NON)	13,200	797,412
CRA International, Inc.	1,365	121,922
Crocs, Inc.(NON)	1,892	92,084
Daiwa House Industry Co., Ltd. (Japan)	72,800	1,696,592
Dillard's, Inc. Class A	2,101	463,418
Dixon Technologies (India), Ltd. (India)	4,861	220,052
Entravision Communications Corp. Class A	19,543	89,116
Expedia Group, Inc.(NON)	6,064	575,049
FactSet Research Systems, Inc.	2,180	838,363
FleetCor Technologies, Inc.(NON)	3,297	692,733
Flutter Entertainment PLC (Ireland)(NON)	11,527	1,156,783
Foot Locker, Inc.	3,418	86,305
Ford Motor Co.	402,237	4,476,898
Gartner, Inc.(NON)	17,600	4,256,208
General Motors Co.(NON)	102,956	3,269,883
Genuine Parts Co.	14,900	1,981,700
GMS, Inc.(NON)	6,197	275,767
Golden Entertainment, Inc.(NON)	5,165	204,276
Goodyear Tire & Rubber Co. (The)(NON)	15,700	168,147
Group 1 Automotive, Inc.	700	118,860
Hackett Group, Inc. (The)	6,971	132,240
Hermes International (France)	2,023	2,262,043
Hilton Worldwide Holdings, Inc.	23,618	2,631,990
Home Depot, Inc. (The)	14,106	3,868,853
ICF International, Inc.	1,111	105,545
iHeartMedia, Inc. Class A(NON)	16,261	128,299
Industria de Diseno Textil SA (Spain)	65,281	1,476,998
InterContinental Hotels Group PLC (United Kingdom)	25,954	1,374,331
International Game Technology PLC	24,491	454,553
Interpublic Group of Cos., Inc. (The)	25,800	710,274
JD Sports Fashion PLC (United Kingdom)	1,061,014	1,490,475
John Wiley & Sons, Inc. Class A	2,063	98,529
Kontoor Brands, Inc.	2,929	97,741
La Francaise des Jeux SAEM (France)	18,860	652,618
Laureate Education, Inc.	46,567	538,780
Leejam Sports Co. JSC (Saudi Arabia)	24,778	591,037
Li Auto, Inc. ADR (China)(NON)	8,461	324,141
Li Ning Co., Ltd. (China)	188,000	1,741,806
Live Nation Entertainment, Inc.(NON)	35,951	2,968,834
LiveRamp Holdings, Inc.(NON)	15,435	398,377
Lowe's Cos., Inc.	4,196	732,915
Lululemon Athletica, Inc. (Canada)(NON)	12,224	3,332,385
LVMH Moet Hennessy Louis Vuitton SA (France)	10,220	6,230,036
MarineMax, Inc.(NON)	2,645	95,537
Marriott International, Inc./MD Class A	4,400	598,444
Masonite International Corp.(NON)	1,809	138,985
Mastercard, Inc. Class A	28,235	8,907,577
MasterCraft Boat Holdings, Inc.(NON)	4,575	96,304
Medifast, Inc.	625	112,819
Modine Manufacturing Co.(NON)	12,575	132,415
Moncler SpA (Italy)	52,002	2,230,501
Movado Group, Inc.	3,085	95,419
Murphy USA, Inc.	459	106,887
NeoGames SA (Israel)(NON)	3,611	48,424
Network International Holdings PLC (United Arab Emirates)(NON)	631,500	1,451,353
New York Times Co. (The) Class A	23,488	655,315
News Corp. Class A	46,513	724,673
Nike, Inc. Class B	44,198	4,517,036
Nintendo Co., Ltd. (Japan)	7,200	3,113,915
O'Reilly Automotive, Inc.(NON)	20,466	12,929,600
Oxford Industries, Inc.	1,398	124,059
Pandora A/S (Denmark)	18,078	1,137,269
PayPal Holdings, Inc.(NON)	9,400	656,496
Penske Automotive Group, Inc.	6,700	701,423
Pitney Bowes, Inc.	66,456	240,571
Porsche Automobil Holding SE (Preference) (Germany)	8,063	533,340
PROG Holdings, Inc.(NON)	5,546	91,509
Publicis Groupe SA (France)	32,640	1,596,009
PulteGroup, Inc.	87,789	3,479,078
QuinStreet, Inc.(NON)	12,205	122,782
RE/MAX Holdings, Inc. Class A	4,301	105,461
Red Rock Resorts, Inc. Class A	14,606	487,256
Rivian Automotive, Inc. Class A(NON)	26,600	684,684
Sabre Corp.(NON)	15,310	89,257
Scholastic Corp.	2,926	105,248
Signet Jewelers, Ltd.	9,635	515,087
Skyline Champion Corp.(NON)	10,405	493,405
Smith & Wesson Brands, Inc.	35,348	464,119
Sofina SA (Belgium)	999	204,146
Sonos, Inc.(NON)	5,781	104,289
Sony Group Corp. (Japan)	75,700	6,190,238
SP Plus Corp.(NON)	3,196	98,181
Stellantis NV (Italy)	213,153	2,631,789
Steven Madden, Ltd.	2,992	96,372
Tapestry, Inc.	23,300	711,116
Target Corp.	24,244	3,423,980
Terminix Global Holdings, Inc.(NON)	19,300	784,545
Tesla, Inc.(NON)	22,793	15,349,262
Thomson Reuters Corp. (Canada)	28,297	2,949,949
TJX Cos., Inc. (The)	13,100	731,635
Toll Brothers, Inc.	17,778	792,899
Toyota Motor Corp. (Japan)	27,400	424,086
Travel + Leisure Co.	14,825	575,507
TRI Pointe Homes, Inc.(NON)	26,592	448,607
TuSimple Holdings, Inc. Class A(NON)	63,075	456,032
United Rentals, Inc.(NON)	8,557	2,078,581
Universal Electronics, Inc.(NON)	1,994	50,987
Universal Music Group NV (Netherlands)	307,359	6,163,002
Vail Resorts, Inc.	3,543	772,551
Vectrus, Inc.(NON)	1,672	55,945
Vista Outdoor, Inc.(NON)	13,995	390,461
Visteon Corp.(NON)	5,599	579,944
Volkswagen AG (Preference) (Germany)	19,176	2,560,567
Volvo AB Class B (Sweden)	51,795	801,905
WalMart de Mexico (Walmex) SAB de CV (Mexico)	692,062	2,381,496
Walmart, Inc.	144,590	17,579,253
Walt Disney Co. (The)(NON)	7,535	711,304
Warby Parker, Inc. Class A(NON)	7,823	88,087
Warner Bros Discovery, Inc.(NON)	47,975	643,825
Wesfarmers, Ltd. (Australia)	67,975	1,966,407
World Fuel Services Corp.	13,075	267,515
Worldline SA/France (France)(NON)	52,109	1,932,018
Wyndham Hotels & Resorts, Inc.	16,900	1,110,668

		255,842,247
Consumer finance (0.7%)
Capital One Financial Corp.	24,948	2,599,332
Discover Financial Services	7,736	731,671
Encore Capital Group, Inc.(NON)	3,320	191,796
Enova International, Inc.(NON)	3,364	96,950
International Money Express, Inc.(NON)	12,835	262,732
Mr. Cooper Group, Inc.(NON)	13,849	508,812
Navient Corp.	39,070	546,589
OneMain Holdings, Inc.	18,087	676,092
PennyMac Financial Services, Inc.	10,087	440,903
SLM Corp.	41,400	659,916
Synchrony Financial	103,822	2,867,564
Visa, Inc. Class A	43,172	8,500,135

		18,082,492
Consumer staples (6.0%)
ACCO Brands Corp.	19,712	128,719
Airbnb, Inc. Class A(NON)	14,718	1,311,079
Asahi Group Holdings, Ltd. (Japan)	96,400	3,158,152
Bloomin' Brands, Inc.	6,596	109,626
Cargurus, Inc.(NON)	17,137	368,274
Cars.com, Inc.(NON)	13,419	126,541
ChannelAdvisor Corp.(NON)	7,504	109,408
China Mengniu Dairy Co., Ltd. (China)	415,000	2,070,557
Chipotle Mexican Grill, Inc.(NON)	2,238	2,925,648
Coca-Cola Co. (The)	195,537	12,301,233
Coca-Cola Consolidated, Inc.	1,066	601,117
Coca-Cola Europacific Partners PLC (United Kingdom)	73,139	3,774,704
Coca-Cola HBC AG (Italy)	40,126	889,963
Coles Group, Ltd. (Australia)	181,185	2,227,372
Colgate-Palmolive Co.	10,258	822,076
Copart, Inc.(NON)	7,100	771,486
CoreCivic, Inc.(NON)	25,836	287,038
Costco Wholesale Corp.	16,774	8,039,442
Diageo PLC (United Kingdom)	164,722	7,079,222
Dino Polska SA (Poland)(NON)	19,447	1,384,298
DoorDash, Inc. Class A(NON)	11,600	744,372
Estee Lauder Cos., Inc. (The) Class A	14,029	3,572,765
Ferguson PLC (United Kingdom)	20,389	2,280,419
FIGS, Inc. Class A(NON)	12,136	110,559
G-III Apparel Group, Ltd.(NON)	4,446	89,943
Hain Celestial Group, Inc. (The)(NON)	11,230	266,600
Heidrick & Struggles International, Inc.	3,828	123,874
Herc Holdings, Inc.	1,051	94,748
Hershey Co. (The)	18,628	4,008,001
Hostess Brands, Inc.(NON)	29,196	619,247
Imperial Brands PLC (United Kingdom)	113,569	2,538,225
Ingles Markets, Inc. Class A	2,690	233,358
ITOCHU Corp. (Japan)	89,400	2,416,199
Itron, Inc.(NON)	11,305	558,806
JD.com, Inc. Class A (China)	68,620	2,210,727
JD.com, Inc. ADR (China)	14,005	899,401
Jeronimo Martins SGPS SA (Portugal)	153,297	3,331,831
John B. Sanfilippo & Son, Inc.	1,468	106,415
Keurig Dr Pepper, Inc.	117,324	4,152,096
Kforce, Inc.	3,664	224,750
Koninklijke Ahold Delhaize NV (Netherlands)	97,624	2,543,304
Korn Ferry	10,766	624,643
Kraft Heinz Co. (The)	22,000	839,080
L'Oreal SA (France)	10,782	3,720,760
ManpowerGroup, Inc.	10,900	832,869
McDonald's Corp.	2,800	691,264
McDonald's Holdings Co. (Japan), Ltd. (Japan)	31,600	1,150,531
MercadoLibre, Inc. (Argentina)(NON)	1,020	649,607
Mondelez International, Inc. Class A	12,900	800,961
Nestle SA (Switzerland)	26,323	3,072,786
Netflix, Inc.(NON)	1,957	342,221
Nissin Food Products Co., Ltd. (Japan)	10,900	752,749
PepsiCo, Inc.	13,300	2,216,578
Perdoceo Education Corp.(NON)	25,409	299,318
Philip Morris International, Inc.	98,600	9,735,764
Primo Water Corp.	26,525	354,905
Procter & Gamble Co. (The)	148,446	21,345,050
Recruit Holdings Co., Ltd. (Japan)	40,900	1,204,271
Resideo Technologies, Inc.(NON)	4,687	91,022
Resources Connection, Inc.	6,111	124,481
Sally Beauty Holdings, Inc.(NON)	34,353	409,488
ScanSource, Inc.(NON)	5,026	156,510
Shoprite Holdings, Ltd. (South Africa)	97,213	1,182,421
Simply Good Foods Co. (The)(NON)	10,669	402,968
SpartanNash Co.	5,404	163,039
Starbucks Corp.	9,200	702,788
Sumber Alfaria Trijaya Tbk PT (Indonesia)	2,577,000	352,883
TriNet Group, Inc.(NON)	7,453	578,502
Tyson Foods, Inc. Class A	9,273	798,034
Uber Technologies, Inc.(NON)	155,318	3,177,806
Udemy, Inc.(NON)	9,955	101,641
Ulta Beauty, Inc.(NON)	13,900	5,358,172
United Natural Foods, Inc.(NON)	13,374	526,936
USANA Health Sciences, Inc.(NON)	1,416	102,462
Vector Group, Ltd.	27,947	293,444
Veritiv Corp.(NON)	3,693	400,875
Yakult Honsha Co., Ltd. (Japan)	49,700	2,868,153

		146,036,577
Electronics (3.2%)
Advanced Micro Devices, Inc.(NON)	36,855	2,818,302
Agilent Technologies, Inc.	24,800	2,945,496
Alpha & Omega Semiconductor, Ltd.(NON)	12,226	407,615
Ambarella, Inc.(NON)	1,414	92,560
ASPEED Technology, Inc. (Taiwan)	7,700	492,038
CEVA, Inc.(NON)	4,660	156,390
Garmin, Ltd.	10,900	1,070,925
Hon Hai Precision Industry Co., Ltd. (Taiwan)	393,000	1,440,698
Hoya Corp. (Japan)	59,700	5,097,468
Intel Corp.	18,050	675,251
Knowles Corp.(NON)	20,317	352,094
Marvell Technology, Inc.	43,473	1,892,380
Minebea Mitsumi, Inc. (Japan)	85,600	1,457,370
Monolithic Power Systems, Inc.	2,031	779,985
Murata Manufacturing Co., Ltd. (Japan)	39,100	2,131,365
NVIDIA Corp.	127,338	19,303,168
NXP Semiconductors NV	10,063	1,489,626
Qualcomm, Inc.	118,450	15,130,803
Rambus, Inc.(NON)	26,124	561,405
Samsung Electronics Co., Ltd. (South Korea)	99,303	4,359,420
Sartorius AG (Preference) (Germany)	3,065	1,070,870
Semtech Corp.(NON)	10,987	603,955
Shenzhen Inovance Technology Co., Ltd. Class A (China)	141,450	1,391,828
Shimadzu Corp. (Japan)	46,600	1,473,423
Silergy Corp. (China)	2,000	161,098
Sinbon Electronics Co., Ltd. (Taiwan)	110,000	939,681
STMicroelectronics NV (France)	55,748	1,752,634
Synaptics, Inc.(NON)	2,914	343,998
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	95,500	996,161
Texas Instruments, Inc.	11,431	1,756,373
Thales SA (France)	40,831	5,008,434
Vishay Intertechnology, Inc.	6,125	109,148
Vontier Corp.	66,820	1,536,192

		79,798,154
Energy (3.4%)
APA Corp.	16,691	582,516
BP PLC (United Kingdom)	787,506	3,722,365
California Resources Corp.	14,930	574,805
Cheniere Energy, Inc.	30,000	3,990,900
Chevron Corp.	37,200	5,385,816
ConocoPhillips	60,133	5,400,545
DCC PLC (Ireland)	21,100	1,309,423
Denbury, Inc.(NON)	9,097	545,729
Enterprise Products Partners LP	81,040	1,974,945
EOG Resources, Inc.	11,831	1,306,616
Equinor ASA (Norway)	84,313	2,932,213
Exxon Mobil Corp.	160,337	13,731,261
Fluence Energy, Inc.(NON)	10,852	102,877
Golar LNG, Ltd. (Norway)(NON)	11,032	250,978
Halliburton Co.	19,600	614,656
Marathon Oil Corp.	195,206	4,388,231
Marathon Petroleum Corp.	26,222	2,155,711
NOW, Inc.(NON)	52,217	510,682
Oasis Petroleum, Inc.	7,638	929,163
Occidental Petroleum Corp.	14,500	853,760
Oceaneering International, Inc.(NON)	33,295	355,591
Orsted AS (Denmark)	4,872	509,265
PBF Energy, Inc. Class A(NON)	16,060	466,061
PetroChina Co., Ltd. Class H (China)	2,178,000	1,038,095
Petroleo Brasileiro SA (Preference) (Brazil)	100,200	534,750
Phillips 66	10,100	828,099
PTT Exploration & Production PCL (Thailand)	381,000	1,718,838
Reliance Industries, Ltd. (India)	136,645	4,491,216
Schlumberger, Ltd.	17,100	611,496
Shell PLC (London Exchange) (United Kingdom)	360,290	9,359,321
Shell PLC (Euronext Amsterdan Exchange) (United Kingdom)	172,201	4,483,480
Shoals Technologies Group, Inc. Class A(NON)	31,714	522,647
SM Energy Co.	18,268	624,583
SunCoke Energy, Inc.	22,476	153,062
Talos Energy, Inc.(NON)	31,951	494,282
Targa Resources Corp.	44,500	2,655,315
Valero Energy Corp.	42,399	4,506,166
Warrior Met Coal, Inc.	17,042	521,656

		85,137,115
Financial (1.0%)
3i Group PLC (United Kingdom)	27,210	367,166
Ally Financial, Inc.	89,200	2,989,092
Apollo Global Management, Inc.	40,559	1,966,300
BGC Partners, Inc. Class A	80,449	271,113
Carlyle Group, Inc. (The)	22,823	722,576
Deutsche Boerse AG (Germany)	26,377	4,411,628
Hana Financial Group, Inc. (South Korea)	68,832	2,086,059
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	14,900	732,961
Japan Exchange Group, Inc. (Japan)	111,100	1,603,286
KB Financial Group, Inc. (South Korea)	78,857	2,924,341
London Stock Exchange Group PLC (United Kingdom)	41,904	3,893,064
MGIC Investment Corp.	62,334	785,408
Partners Group Holding AG (Switzerland)	2,272	2,047,216
Radian Group, Inc.	6,024	118,372

		24,918,582
Government (—%)
Poste Italiane SpA (Italy)	43,144	402,936

		402,936
Health care (10.7%)
Abbott Laboratories	126,324	13,725,082
AbbVie, Inc.	84,036	12,870,954
ABIOMED, Inc.(NON)	3,031	750,203
Adaptive Biotechnologies Corp.(NON)	57,859	468,079
Agenus, Inc.(NON)	145,105	281,504
Alector, Inc.(NON)	29,782	302,585
Alkermes PLC(NON)	23,267	693,124
Allscripts Healthcare Solutions, Inc.(NON)	35,799	530,899
AmerisourceBergen Corp.	6,180	874,346
Amgen, Inc.	3,125	760,313
AMN Healthcare Services, Inc.(NON)	6,175	677,459
AngioDynamics, Inc.(NON)	5,566	107,702
Apollo Hospitals Enterprise, Ltd. (India)	18,869	880,103
Arvinas, Inc.(NON)	1,207	50,803
AstraZeneca PLC (United Kingdom)	70,414	9,257,218
AstraZeneca PLC ADR (United Kingdom)	78,036	5,155,839
AtriCure, Inc.(NON)	3,147	128,586
Avanos Medical, Inc.(NON)	9,109	249,040
Bio-Rad Laboratories, Inc. Class A(NON)	1,817	899,415
BioCryst Pharmaceuticals, Inc.(NON)	11,417	120,792
Biohaven Pharmaceutical Holding Co., Ltd.(NON)	6,009	875,571
Boston Scientific Corp.(NON)	20,302	756,656
Bristol-Myers Squibb Co.	103,143	7,942,011
Brookdale Senior Living, Inc.(NON)	24,151	109,646
Cara Therapeutics, Inc.(NON)	12,299	112,290
Cardinal Health, Inc.	15,036	785,932
Chugai Pharmaceutical Co., Ltd. (Japan)	50,900	1,301,762
Cigna Corp.	17,746	4,676,426
Computer Programs and Systems, Inc.(NON)	4,243	135,649
Corcept Therapeutics, Inc.(NON)	5,286	125,701
Crinetics Pharmaceuticals, Inc.(NON)	6,446	120,218
CVS Health Corp.	46,447	4,303,779
Danaher Corp.	33,783	8,564,666
DexCom, Inc.(NON)	33,579	2,502,643
Eagle Pharmaceuticals, Inc./DE(NON)	2,433	108,098
Edwards Lifesciences Corp.(NON)	38,915	3,700,427
Elevance Health, Inc.	11,138	5,374,976
Eli Lilly and Co.	42,500	13,779,775
Enanta Pharmaceuticals, Inc.(NON)	11,737	554,808
Euroapi SA (France)(NON)	1,287	20,304
Eurofins Scientific (Luxembourg)	10,157	799,154
Exelixis, Inc.(NON)	43,000	895,260
FibroGen, Inc.(NON)	32,011	338,036
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	24,349	303,839
Fulgent Genetics, Inc.(NON)	9,516	518,907
Getinge AB Class B (Sweden)	34,095	787,904
Glaukos Corp.(NON)	3,079	139,848
GlaxoSmithKline PLC (United Kingdom)	127,812	2,747,019
HCA Healthcare, Inc.	14,198	2,386,116
Hologic, Inc.(NON)	24,700	1,711,710
Humana, Inc.	1,900	889,333
ICON PLC (Ireland)(NON)	7,114	1,541,604
IDEXX Laboratories, Inc.(NON)	6,125	2,148,221
IGM Biosciences, Inc.(NON)	5,740	103,492
Illumina, Inc.(NON)	3,572	658,534
ImmunityBio, Inc.(NON)	47,959	178,407
ImmunoGen, Inc.(NON)	57,240	257,580
Inari Medical, Inc.(NON)	1,596	108,512
Incyte Corp.(NON)	10,596	804,978
Inspire Medical Systems, Inc.(NON)	3,260	595,504
Integer Holdings Corp.(NON)	1,527	107,898
Intercept Pharmaceuticals, Inc.(NON)	7,889	108,947
Intuitive Surgical, Inc.(NON)	14,119	2,833,824
Ipsen SA (France)	11,158	1,052,957
IQVIA Holdings, Inc.(NON)	27,559	5,980,027
iTeos Therapeutics, Inc.(NON)	9,738	200,603
IVERIC bio, Inc.(NON)	4,310	41,462
Johnson & Johnson	36,874	6,545,504
Laboratory Corp. of America Holdings	5,500	1,288,980
Lantheus Holdings, Inc.(NON)	10,187	672,648
LivaNova PLC (United Kingdom)(NON)	9,828	613,955
Lonza Group AG (Switzerland)	8,716	4,647,194
Max Healthcare Institute, Ltd. (India)(NON)	229,210	1,065,037
McKesson Corp.	21,734	7,089,848
Medpace Holdings, Inc.(NON)	784	117,341
Medtronic PLC	50,500	4,532,375
Merck & Co., Inc.	224,567	20,473,773
Merck KGaA (Germany)	32,993	5,566,577
Meridian Bioscience, Inc.(NON)	13,994	425,697
Moderna, Inc.(NON)	5,800	828,530
Molina Healthcare, Inc.(NON)	7,900	2,208,919
Mouwasat Medical Services Co. (Saudi Arabia)	13,058	741,279
NextGen Healthcare, Inc.(NON)	15,697	273,756
NGM Biopharmaceuticals, Inc.(NON)	10,322	132,328
Novartis AG (Switzerland)	63,629	5,388,786
Novo Nordisk A/S Class B (Denmark)	49,215	5,458,510
Ono Pharmaceutical Co., Ltd. (Japan)	19,900	510,700
Option Care Health, Inc.(NON)	22,718	631,333
Orthofix Medical, Inc. (Netherlands)(NON)	4,482	105,506
Pfizer, Inc.	114,396	5,997,782
Prothena Corp. PLC (Ireland)(NON)	3,698	100,401
RAPT Therapeutics, Inc.(NON)	5,512	100,594
Regeneron Pharmaceuticals, Inc.(NON)	11,041	6,526,666
Relay Therapeutics, Inc.(NON)	16,739	280,378
Roche Holding AG (Switzerland)	18,934	6,317,944
Sabra Health Care REIT, Inc.(R)	27,282	381,130
Sage Therapeutics, Inc.(NON)	2,849	92,023
Sanofi (France)	49,963	5,044,239
Sartorius Stedim Biotech (France)	3,009	943,777
Select Medical Holdings Corp.	18,762	443,158
Service Corp. International	12,000	829,440
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	22,600	1,057,365
Sonic Healthcare, Ltd. (Australia)	100,731	2,295,172
STAAR Surgical Co.(NON)	8,527	604,820
Theravance Biopharma, Inc. (Cayman Islands)(NON)	28,521	258,400
Thermo Fisher Scientific, Inc.	9,473	5,146,491
Travere Therapeutics, Inc.(NON)	13,789	334,107
UnitedHealth Group, Inc.	25,324	13,007,166
Vanda Pharmaceuticals, Inc.(NON)	10,623	115,791
Vertex Pharmaceuticals, Inc.(NON)	37,000	10,426,230
Veru, Inc.(NON)	8,005	90,457
Vir Biotechnology, Inc.(NON)	21,602	550,203
Xencor, Inc.(NON)	6,571	179,848
ZimVie, Inc.(NON)	2,592	41,498

		263,358,716
Insurance (2.3%)
AIA Group, Ltd. (Hong Kong)	555,200	6,017,709
Alleghany Corp.(NON)	1,000	833,100
Allianz SE (Germany)	3,943	752,532
Allstate Corp. (The)	6,300	798,399
American Equity Investment Life Holding Co.	3,789	138,564
American Financial Group, Inc.	5,781	802,461
American International Group, Inc.	74,269	3,797,374
AMERISAFE, Inc.	2,369	123,212
Arch Capital Group, Ltd.(NON)	9,300	423,057
Argo Group International Holdings, Ltd. (Bermuda)	4,078	150,315
Assured Guaranty, Ltd.	67,749	3,779,717
Aviva PLC (United Kingdom)	295,389	1,442,983
AXA SA (France)	164,297	3,729,312
Axis Capital Holdings, Ltd.	15,200	867,768
Berkshire Hathaway, Inc. Class B(NON)	6,501	1,774,903
Chubb, Ltd.	4,256	836,644
CNO Financial Group, Inc.	27,878	504,313
Dai-ichi Life Holdings, Inc. (Japan)	83,300	1,541,001
Employers Holdings, Inc.	3,168	132,708
Equitable Holdings, Inc.	127,195	3,315,974
Essent Group, Ltd.	16,843	655,193
Everest Re Group, Ltd.	3,000	840,840
Genworth Financial, Inc. Class A(NON)	150,031	529,609
Gjensidige Forsikring ASA (Norway)	27,419	555,356
Horace Mann Educators Corp.	10,998	422,103
Japan Post Holdings Co., Ltd. (Japan)	386,000	2,757,021
Lemonade, Inc.(NON)	26,076	476,148
Marsh & McLennan Cos., Inc.	5,810	902,003
MetLife, Inc.	132,900	8,344,791
NN Group NV (Netherlands)	6,238	283,318
Old Republic International Corp.	32,986	737,567
Ping An Insurance Group Co. of China, Ltd. Class H (China)	268,000	1,822,119
ProAssurance Corp.	6,025	142,371
Prudential PLC (United Kingdom)	197,304	2,440,211
Reinsurance Group of America, Inc.	7,646	896,799
Safety Insurance Group, Inc.	958	93,022
Selective Insurance Group, Inc.	1,608	139,800
Stewart Information Services Corp.	5,304	263,874
United Fire Group, Inc.	3,298	112,891
Universal Insurance Holdings, Inc.	9,243	120,436
Unum Group	36,617	1,245,710
W.R. Berkley Corp.	14,420	984,309
Zurich Insurance Group AG (Switzerland)	2,474	1,076,001

		57,603,538
Investment banking/Brokerage (1.2%)
Ameriprise Financial, Inc.	18,900	4,492,152
Blackstone, Inc.	6,763	616,988
Blucora, Inc.(NON)	7,638	140,997
Charles Schwab Corp. (The)	113,174	7,150,333
Exor NV (Netherlands)	14,523	905,249
Goldman Sachs Group, Inc. (The)	46,073	13,684,603
Investor AB Class B (Sweden)	97,930	1,609,997
Piper Sandler Cos.	992	112,453
Sculptor Capital Management, Inc.	9,732	81,262
Virtu Financial, Inc. Class A	32,900	770,189
Virtus Investment Partners, Inc.	1,547	264,568

		29,828,791
Miscellaneous (—%)
Centre Testing International Group Co., Ltd. Class A (China)	309,569	1,073,316

		1,073,316
Real estate (1.7%)
Alexander & Baldwin, Inc.(R)	15,537	278,889
American Campus Communities, Inc.(R)	15,828	1,020,431
Apartment Income REIT Corp.(R)	18,760	780,416
Apple Hospitality REIT, Inc.(R)	16,198	237,625
Armada Hoffler Properties, Inc.(R)	7,688	98,714
AvalonBay Communities, Inc.(R)	4,000	777,000
Boston Properties, Inc.(R)	26,578	2,364,910
BrightSpire Capital, Inc.(R)	13,033	98,399
Brixmor Property Group, Inc.(R)	34,026	687,665
BRT Apartments Corp.(R)	3,032	65,158
Camden Property Trust(R)	6,400	860,672
CBRE Group, Inc. Class A(NON)	39,500	2,907,595
City Office REIT, Inc. (Canada)(R)	8,193	106,099
CK Asset Holdings, Ltd. (Hong Kong)	316,918	2,241,544
Corporate Office Properties Trust(R)	4,611	120,762
Country Garden Services Holdings Co., Ltd. (China)	186,000	828,452
CubeSmart(R)	55,000	2,349,600
Cushman & Wakefield PLC(NON)	30,485	464,591
Dexus (Australia)(R)	120,553	738,920
Duke Realty Corp.(R)	15,200	835,240
Equity Lifestyle Properties, Inc.(R)	11,200	789,264
Essential Properties Realty Trust, Inc.(R)	27,451	589,922
Essex Property Trust, Inc.(R)	2,900	758,379
Extra Space Storage, Inc.(R)	4,400	748,528
First Industrial Realty Trust, Inc.(R)	15,550	738,314
Four Corners Property Trust, Inc.(R)	3,629	96,495
Gaming and Leisure Properties, Inc.(R)	94,208	4,320,379
Goodman Group (Australia)(R)	184,008	2,265,886
Granite Point Mortgage Trust, Inc.(R)	10,428	99,796
Iida Group Holdings Co., Ltd. (Japan)	34,000	523,482
Industrial Logistics Properties Trust(R)	7,437	104,713
Invitation Homes, Inc.(R)	21,500	764,970
iStar, Inc.(R)	10,030	137,511
Jones Lang LaSalle, Inc.(NON)	4,300	751,898
Kennedy-Wilson Holdings, Inc.	6,675	126,425
Lamar Advertising Co. Class A(R)	8,400	738,948
Life Storage, Inc.(R)	19,100	2,132,706
Marcus & Millichap, Inc.	8,507	314,674
MFA Financial, Inc.(R)	8,722	93,762
National Health Investors, Inc.(R)	2,285	138,494
New Residential Investment Corp.(R)	71,364	665,112
New York Mortgage Trust, Inc.(R)	37,204	102,683
Nomura Real Estate Holdings, Inc. (Japan)	31,000	759,692
Orion Office REIT, Inc.(R)	24,681	270,504
Outfront Media, Inc.(R)	33,393	566,011
Piedmont Office Realty Trust, Inc. Class A(R)	22,673	297,470
Prologis, Inc.(R)	6,357	747,901
Public Storage(R)	2,900	906,743
Realogy Holdings Corp.(NON)	32,092	315,464
Redwood Trust, Inc.(R)	34,455	265,648
Retail Opportunity Investments Corp.(R)	27,362	431,772
RPT Realty(R)	15,793	155,245
Simon Property Group, Inc.(R)	7,346	697,282
SITE Centers Corp.(R)	8,033	108,205
STAG Industrial, Inc.(R)	21,783	672,659
Starwood Property Trust, Inc.(R)	35,908	750,118
Sumitomo Realty & Development Co., Ltd. (Japan)	14,800	390,834
Sunstone Hotel Investors, Inc.(NON)(R)	54,106	536,732
Terreno Realty Corp.(R)	1,627	90,673
TPG RE Finance Trust, Inc.(R)	12,514	112,751
Urban Edge Properties(R)	7,040	107,078

		43,047,805
Semiconductor (0.7%)
Applied Materials, Inc.	7,000	636,860
ASML Holding NV (Netherlands)	4,676	2,233,763
Axcelis Technologies, Inc.(NON)	9,747	534,525
KLA Corp.	2,710	864,707
Lam Research Corp.	1,600	681,840
MaxLinear, Inc. Class A(NON)	11,821	401,678
Renesas Electronics Corp. (Japan)(NON)	279,100	2,536,338
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	596,350	9,546,895
Tokyo Electron, Ltd. (Japan)	2,400	783,608

		18,220,214
Software (5.4%)
Adobe, Inc.(NON)	31,635	11,580,308
American Software, Inc./GA Class A	6,212	100,386
Appian Corp.(NON)	4,118	195,028
Atlassian Corp PLC Class A (Australia)(NON)	21,700	4,066,580
Autodesk, Inc.(NON)	4,500	773,820
Blackbaud, Inc.(NON)	1,920	111,494
Cadence Design Systems, Inc.(NON)	76,523	11,480,746
Domo, Inc. Class B(NON)	16,565	460,507
Donnelley Financial Solutions, Inc.(NON)	4,397	128,788
Electronic Arts, Inc.	5,800	705,570
Intuit, Inc.	34,724	13,384,019
Manhattan Associates, Inc.(NON)	9,500	1,088,700
Microsoft Corp.	295,252	75,829,571
NTT Data Corp. (Japan)	66,900	925,003
Oracle Corp.	39,995	2,794,451
Playtika Holding Corp. (Israel)(NON)	57,700	763,948
Sage Group PLC (The) (United Kingdom)	199,652	1,542,795
Skillz, Inc.(NON)	68,632	85,104
Square Enix Holdings Co., Ltd. (Japan)	34,600	1,532,621
Tata Consultancy Services, Ltd. (India)	90,075	3,726,412
Totvs SA (Brazil)	268,155	1,191,811
Wix.com, Ltd. (Israel)(NON)	6,900	452,295
Workday, Inc. Class A(NON)	5,100	711,858

		133,631,815
Technology services (5.0%)
Accenture PLC Class A	64,392	17,878,439
Alibaba Group Holding, Ltd. (China)(NON)	344,756	4,916,424
Alibaba Group Holding, Ltd. ADR (China)(NON)	2,969	337,516
Alphabet, Inc. Class A(NON)	15,245	33,222,819
Alphabet, Inc. Class C(NON)	8,060	17,630,847
Capgemini SE (France)	25,213	4,318,670
CSG Systems International, Inc.	7,779	464,251
DocuSign, Inc.(NON)	9,900	568,062
DXC Technology Co.(NON)	28,300	857,773
eBay, Inc.	16,931	705,515
Fidelity National Information Services, Inc.	40,095	3,675,509
GoDaddy, Inc. Class A(NON)	12,200	848,632
HealthStream, Inc.(NON)	5,344	116,018
Meituan Class B (China)(NON)	93,700	2,318,976
Meta Platforms, Inc. Class A(NON)	74,143	11,955,559
NAVER Corp. (South Korea)	7,526	1,391,128
Nomura Research Institute, Ltd. (Japan)	66,800	1,777,329
Palo Alto Networks, Inc.(NON)	14,537	7,180,406
Pinterest, Inc. Class A(NON)	162,500	2,951,000
Roku, Inc.(NON)	8,538	701,311
salesforce.com, Inc.(NON)	11,945	1,971,403
SCSK Corp. (Japan)	26,400	446,745
Spotify Technology SA (Sweden)(NON)	7,500	703,725
Tencent Holdings, Ltd. (China)	108,711	4,909,922
Vimeo, Inc.(NON)	14,339	86,321
Zebra Technologies Corp. Class A(NON)	4,568	1,342,764
Ziff Davis, Inc.(NON)	1,311	97,709

		123,374,773
Transportation (1.3%)
A.P. Moeller-Maersck A/S Class B (Denmark)	513	1,196,570
ArcBest Corp.	3,753	264,099
Arlo Technologies, Inc.(NON)	14,210	89,097
Copa Holdings SA Class A (Panama)(NON)	14,036	889,461
Covenant Logistics Group, Inc.	4,085	102,493
CSX Corp.	215,500	6,262,430
Deutsche Post AG (Germany)	105,750	3,960,732
Dorian LPG, Ltd.	11,524	175,165
Hub Group, Inc. Class A(NON)	4,975	352,927
International Container Terminal Services, Inc. (Philippines)	351,580	1,176,516
Matson, Inc.	7,521	548,130
Nippon Yusen KK (Japan)	26,400	1,803,715
Safe Bulkers, Inc. (Monaco)	34,847	133,116
SFL Corp., Ltd. (Norway)	30,726	291,590
SG Holdings Co., Ltd. (Japan)	15,600	263,181
Southwest Airlines Co.(NON)	92,189	3,329,867
Union Pacific Corp.	47,979	10,232,962
Yamato Holdings Co., Ltd. (Japan)	47,500	759,692

		31,831,743
Utilities and power (2.0%)
AES Corp. (The)	151,200	3,176,712
ALLETE, Inc.	5,615	330,050
Ameren Corp.	30,616	2,766,462
American Electric Power Co., Inc.	97,124	9,318,077
Avista Corp.	2,341	101,857
Black Hills Corp.	6,655	484,284
California Water Service Group	5,762	320,079
Chesapeake Utilities Corp.	2,882	373,363
China Longyuan Power Group Corp., Ltd. Class H (China)	581,000	1,122,491
Constellation Energy Corp.	46,095	2,639,400
DTE Energy Co.	6,286	796,751
Duke Energy Corp.	8,708	933,585
E.ON SE (Germany)	272,314	2,285,255
Edison International	12,058	762,548
Enel SpA (Italy)	185,408	1,014,237
Eni SpA (Italy)	17,197	204,149
Eversource Energy	9,400	794,018
Exelon Corp.	105,695	4,790,097
FirstEnergy Corp.	19,300	740,927
Fortum OYJ (Finland)	37,784	566,813
Kinder Morgan, Inc.	36,800	616,768
New Jersey Resources Corp.	3,735	166,320
NiSource, Inc.	25,400	749,046
Northwest Natural Holding Co.	6,445	342,230
NRG Energy, Inc.	145,735	5,562,705
Osaka Gas Co., Ltd. (Japan)	48,200	922,223
Otter Tail Corp.	3,140	210,788
PNM Resources, Inc.	13,707	654,920
Portland General Electric Co.	10,355	500,457
PPL Corp.	16,100	436,793
Public Service Enterprise Group, Inc.	11,800	746,704
RWE AG (Germany)	20,753	762,924
SJW Group	3,258	203,332
Southern Co. (The)	9,935	708,465
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	11,872	14,840
Tokyo Gas Co., Ltd. (Japan)	85,800	1,775,063
Unitil Corp.	2,213	129,947
Vistra Corp.	39,600	904,860
WEC Energy Group, Inc.	7,700	774,928
Xcel Energy, Inc.	13,058	923,984

		50,628,452

Total common stocks (cost $1,627,630,072)		$1,842,194,221

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.0%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$375,307	$408,342
5.00%, 5/20/49	15,753	16,263
4.70%, with due dates from 5/20/67 to 8/20/67	111,155	112,937
4.645%, 6/20/67	54,099	55,003
4.50%, with due dates from 5/20/49 to 3/20/67	121,928	124,380
3.00%, TBA, 7/1/52	12,000,000	11,306,714
3.00%, with due dates from 8/20/49 to 4/20/51	13,622,470	12,932,106

		24,955,745
U.S. Government Agency Mortgage Obligations (8.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	161,125	162,055
3.00%, with due dates from 2/1/47 to 1/1/48	4,869,492	4,594,310
2.50%, with due dates from 8/1/50 to 8/1/51	2,407,401	2,177,783
Federal National Mortgage Association Pass-Through Certificates
4.50%, with due dates from 2/1/39 to 4/1/39	19,147	19,794
4.00%, 1/1/57	495,768	497,035
4.00%, with due dates from 6/1/48 to 5/1/49	4,782,857	4,769,432
3.50%, 6/1/56	1,457,125	1,411,816
3.50%, with due dates from 4/1/52 to 5/1/52	1,992,866	1,929,809
3.00%, with due dates from 4/1/46 to 11/1/48	6,889,044	6,530,749
2.50%, with due dates from 7/1/50 to 8/1/51	21,395,936	19,354,845
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/52	3,000,000	3,129,225
5.50%, TBA, 8/1/52	5,000,000	5,138,138
5.00%, TBA, 8/1/52	24,000,000	24,411,557
5.00%, TBA, 7/1/52	14,000,000	14,282,184
4.50%, TBA, 8/1/52	19,000,000	19,028,948
4.50%, TBA, 7/1/52	13,000,000	13,047,736
4.00%, TBA, 8/1/52	9,000,000	8,855,503
4.00%, TBA, 7/1/52	11,000,000	10,843,589
3.50%, TBA, 8/1/52	28,000,000	26,879,989
3.00%, TBA, 8/1/52	15,000,000	13,942,959
2.50%, TBA, 8/1/52	21,000,000	18,849,130
2.50%, TBA, 7/1/37	18,000,000	17,182,960

		217,039,546

Total U.S. government and agency mortgage obligations (cost $245,418,199)		$241,995,291

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 4.375%, 2/15/38(i)	$80,000	$94,425
U.S. Treasury Notes 1.625%, 5/15/26(i)	182,000	172,856

Total U.S. treasury obligations (cost $267,281)		$267,281

CORPORATE BONDS AND NOTES (9.0%)(a)
		Principal amount	Value
Basic materials (0.6%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$465,000	$469,069
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		235,000	191,847
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		80,000	72,122
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		260,000	211,437
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		263,000	244,050
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		235,000	205,555
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		125,000	111,563
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		145,000	110,370
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		210,000	183,225
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32		175,000	169,900
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		170,000	146,218
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		1,128,000	1,015,200
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		95,000	77,812
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		140,000	117,880
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		355,000	321,275
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		100,000	92,750
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	232,500
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		150,000	108,327
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		465,000	439,640
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		395,000	363,795
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		190,000	176,278
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		260,000	242,831
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		280,000	259,014
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		495,000	492,525
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		210,000	201,926
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		328,000	267,196
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		150,000	127,133
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		150,000	125,954
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		560,000	465,248
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		130,000	107,936
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		286,000	269,681
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		265,000	219,950
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		150,000	132,000
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		250,000	206,950
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		251,000	245,252
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		47,000	34,242
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		83,000	68,214
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	114,571
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$225,000	177,276
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		365,000	307,513
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		75,000	73,500
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		65,000	62,075
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		230,000	221,699
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	162,190
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		410,000	347,475
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		50,000	38,510
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		580,000	482,085
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		155,000	131,018
Nufarm Australia, Ltd./Nufarm Americas, Inc. 144A sr. unsec. notes 5.00%, 1/27/30 (Australia)		50,000	42,250
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		67,000	66,569
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		330,000	304,515
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		129,000	125,313
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	180,657
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		355,000	250,248
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		405,000	336,199
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		150,000	118,529
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		255,000	243,035
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		430,000	397,750
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		215,000	182,990
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		280,000	202,695
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		275,000	196,653
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		430,000	345,763
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		265,000	246,633
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		403,000	281,160
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		202,000	143,269
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		638,000	621,096
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		305,000	363,334
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		106,000	126,551
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		30,000	34,701
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		140,000	135,633
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		280,000	243,667
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		310,000	228,238

			16,062,225
Capital goods (0.6%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		120,000	96,173
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		355,000	324,711
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	159,800
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		165,000	140,663
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		200,000	148,352
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		260,000	208,650
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		240,000	203,330
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		180,000	157,552
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		472,000	420,892
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60		320,000	291,334
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		250,000	208,103
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		335,000	276,201
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)		90,000	67,446
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	142,625
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		380,000	309,214
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		165,000	168,549
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		100,000	99,606
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		165,000	141,075
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		60,000	50,175
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		50,000	41,250
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		225,000	215,167
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		315,000	296,100
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		315,000	272,530
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		155,000	141,836
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		570,000	472,096
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		435,000	421,950
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		250,000	225,468
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		202,000	200,573
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		55,000	43,892
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		225,000	220,470
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		220,000	216,065
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		90,000	74,335
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		520,000	398,486
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		525,000	359,625
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		535,000	508,529
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		146,000	144,272
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29		385,000	221,124
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		145,000	125,259
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		180,000	173,966
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		65,000	63,487
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		445,000	439,158
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		230,000	195,711
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		600,000	508,500
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		860,000	712,828
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		365,000	351,313
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		175,000	148,750
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		170,000	156,264
TK Elevator Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)		200,000	179,500
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		185,000	172,975
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		305,000	258,756
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	195,370
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		235,000	189,180
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		860,000	828,825
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		430,000	349,126
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		56,000	49,916
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		265,000	248,737
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		335,000	297,581
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		235,000	232,415

			13,965,836
Communication services (0.9%)
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)		255,000	213,981
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)		505,000	358,444
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		275,000	210,075
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	158,500
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	151,000
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		397,000	326,712
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		154,000	131,843
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		505,000	461,828
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		476,000	446,250
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,018,000	762,726
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		1,250,000	1,014,042
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		547,000	506,285
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		302,000	301,250
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		160,000	129,552
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		165,000	160,992
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,195,000	1,068,139
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,200,000	1,026,300
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		110,000	91,331
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		180,000	146,700
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28		190,000	175,457
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		320,000	262,934
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		380,000	369,424
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		220,000	174,319
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		180,000	180,418
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		205,000	138,723
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		107,000	72,733
Comcast Corp. company guaranty sr. unsec. bonds 2.887%, 11/1/51		34,000	24,428
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		224,000	178,009
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		93,000	81,275
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		130,000	113,360
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		569,000	492,933
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		262,000	244,225
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		8,000	9,337
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25		420,000	416,422
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		33,000	32,121
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		84,000	72,660
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50		176,000	116,525
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		290,000	275,159
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		250,000	235,869
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		319,000	302,108
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		340,000	328,366
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		773,000	722,755
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		195,000	240,420
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		100,000	85,307
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		155,000	120,823
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		165,000	139,013
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		235,000	142,795
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		210,000	155,486
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		115,000	90,142
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		550,000	413,089
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		142,000	126,144
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		820,000	762,060
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		190,000	170,830
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		435,000	357,788
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		280,000	226,450
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		325,000	277,063
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		545,000	436,681
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)		166,000	204,969
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		880,000	925,337
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		250,000	263,407
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		600,000	486,970
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		114,000	106,392
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		862,000	830,036
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31		121,000	101,815
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		160,000	132,837
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		15,000	14,833
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		115,000	96,806
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		370,000	358,608
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		205,000	231,551
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		520,000	443,359
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		487,000	382,501
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31		243,000	207,767
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		335,000	322,091
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,264,000	1,257,117
Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27		216,000	215,478
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		580,000	481,400

			23,492,875
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 5.159%, perpetual maturity		134,000	117,411

			117,411
Consumer cyclicals (1.4%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		390,000	316,510
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		240,000	223,500
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		148,000	127,504
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		390,000	283,207
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		710,000	690,314
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31		53,000	45,403
AMC Entertainment Holdings, Inc. 144A company guaranty notes 10.00% (12.00%), 6/15/26(PIK)		325,000	215,784
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		135,000	114,075
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		320,000	274,083
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		265,000	212,000
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		25,000	20,438
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		90,000	74,363
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		155,000	119,553
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		120,000	95,988
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		250,000	228,750
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		26,000	26,376
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		385,000	332,540
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		150,000	92,250
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		360,000	270,000
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		665,000	529,912
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)		321,000	290,237
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		280,000	278,399
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		115,000	104,075
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		365,000	308,432
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		105,000	87,039
Caesars Entertainment, Inc. 144A sr. notes 6.25%, 7/1/25		580,000	558,963
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		85,000	66,088
Carnival Corp. 144A sr. unsec. notes 7.625%, 3/1/26		270,000	209,126
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		385,000	278,078
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		215,000	174,850
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		355,000	324,825
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		360,000	333,000
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		45,000	45,434
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		230,000	205,086
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		255,000	204,931
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		450,000	379,949
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		175,000	127,325
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29		515,000	370,316
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		590,000	509,684
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		295,000	73,750
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		250,000	248,769
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		750,000	722,743
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		400,000	213,000
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		195,000	116,046
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		990,000	767,250
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29		225,000	201,707
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		240,000	215,260
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		325,000	263,333
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		320,000	255,769
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		245,000	208,556
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		60,000	51,982
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49		132,000	122,577
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45		60,000	50,397
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		623,000	594,922
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		55,000	54,207
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32		191,000	153,517
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26		137,000	120,639
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		42,000	37,278
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		715,000	572,879
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		158,000	144,503
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		155,000	151,731
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		195,000	183,716
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		337,000	335,651
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		453,499	360,532
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		698,000	689,686
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25		95,000	91,200
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		115,000	89,700
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		290,000	229,100
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		175,000	112,668
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		379,000	367,960
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		370,000	302,475
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		285,000	270,750
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	118,010
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		140,000	116,900
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		35,000	29,367
Magallanes, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32		937,000	835,112
Magallanes, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27		450,000	421,542
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	81,450
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		340,000	270,630
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		55,000	40,195
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		250,000	224,649
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		140,000	128,440
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		395,000	338,230
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		420,000	340,200
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		105,000	84,500
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60		190,000	118,398
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		520,000	424,072
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		125,000	106,875
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		95,000	72,675
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		330,000	276,375
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		116,000	102,718
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		255,000	220,184
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		175,000	171,063
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		165,000	153,236
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		360,000	325,219
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		390,000	378,629
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		115,000	108,088
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26		57,000	55,603
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		121,000	111,408
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		265,000	232,538
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		120,000	98,850
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		420,000	351,370
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		311,000	351,041
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		80,000	81,340
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		70,000	61,250
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		205,000	155,456
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		110,000	81,675
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		20,000	17,674
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		87,000	68,864
S&P Global, Inc. 144A sr. unsec. unsub. notes 2.45%, 3/1/27		120,000	112,162
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		285,000	274,612
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		195,000	165,750
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		365,000	342,301
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		110,000	103,227
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		600,000	492,138
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		120,000	91,228
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		130,000	108,945
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		280,000	223,314
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		115,000	100,678
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	176,998
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		175,000	138,804
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		1,070,000	851,988
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		225,000	194,625
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		830,000	767,750
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		245,000	219,275
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		235,000	237,898
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		240,000	190,500
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		240,000	207,538
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		220,000	177,273
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		90,000	66,386
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		165,000	147,272
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	17,100
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		380,000	297,350
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		190,000	148,200
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		330,000	278,721
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		215,000	170,499
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	174,366
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		215,000	197,750
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		905,000	714,959
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		310,000	276,130
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		145,000	141,098
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		410,000	390,365
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		120,000	100,443
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		85,000	83,088
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		360,000	308,250
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		395,000	297,238
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		246,000	340,029
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		235,000	204,196
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		220,000	176,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		290,000	248,382
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		490,000	385,924
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		70,000	68,128

			35,085,344
Consumer staples (0.6%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		160,000	128,400
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		335,000	292,891
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		360,000	311,400
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		285,000	244,484
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		605,000	540,459
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		205,000	203,920
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		197,000	201,200
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48		491,000	440,816
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		235,000	239,080
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		200,000	155,446
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		555,000	515,914
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		160,000	119,477
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		295,000	248,735
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		6,536	6,766
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		140,000	120,715
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		190,000	222,838
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		226,000	226,696
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		185,000	182,479
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		129,000	122,067
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		105,000	80,325
GSK Consumer Healthcare Capital US, LLC 144A company guaranty sr. unsec. unsub. bonds 3.625%, 3/24/32		350,000	321,942
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		280,000	255,612
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	117,462
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		355,000	305,332
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		420,000	344,970
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		126,000	120,362
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		145,000	139,447
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		199,000	192,639
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		335,000	315,602
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		468,000	452,580
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		165,000	155,283
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		450,000	391,500
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		113,000	104,748
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		100,000	78,750
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		50,000	41,755
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		715,000	648,219
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		155,000	125,094
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)		485,000	483,905
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		985,000	942,633
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	515,000	485,336
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$435,000	409,357
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		462,000	451,702
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		150,000	144,527
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		315,000	297,675
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		135,000	132,980
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		365,000	347,667
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		455,000	360,588
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26		103,000	80,083
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		379,000	306,990
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		305,000	295,246
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		95,000	87,647
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		115,000	96,600
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		240,000	217,800

			13,856,141
Energy (0.8%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		150,000	149,834
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		94,000	99,405
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		109,000	110,882
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		305,000	257,536
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		300,000	273,000
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		270,000	261,858
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		24,000	23,470
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		400,000	382,948
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		110,000	116,600
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		265,000	254,559
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		405,000	372,657
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		195,000	208,406
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		370,000	351,365
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		465,000	419,458
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		122,000	122,450
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		180,000	153,054
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		117,000	91,845
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		265,000	227,900
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		205,000	183,563
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		175,000	138,031
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		743,000	698,420
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		310,000	311,070
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		195,000	188,553
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		440,000	343,604
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		155,000	148,219
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		305,000	290,131
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	200,976
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	141,600
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		170,000	165,859
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		455,000	429,955
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		640,000	609,696
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		120,000	120,588
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23		72,000	72,266
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		425,000	389,839
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		415,000	413,369
EQT Corp. sr. unsec. notes 7.50%, 2/1/30		195,000	209,311
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		25,000	24,202
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		110,000	114,040
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		145,000	130,138
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		210,000	188,475
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		120,000	100,496
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		295,000	280,988
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 6.25%, 4/15/32		180,000	155,700
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 6.00%, 4/15/30		165,000	144,375
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		445,000	381,116
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		275,000	261,969
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		265,000	233,698
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		73,000	72,635
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		190,000	168,502
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		160,000	148,000
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		155,000	159,650
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		60,000	60,806
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		800,000	788,000
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		298,000	327,925
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		695,000	712,375
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		95,000	94,587
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		155,000	161,779
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		205,000	225,363
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		70,000	73,440
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30		70,000	80,412
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	400,372
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		159,000	162,379
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		159,000	147,657
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		1,036,000	789,950
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		485,000	453,475
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		55,000	49,225
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		305,000	304,869
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		430,000	391,287
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		184,000	176,964
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		155,000	158,075
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		62,000	62,150
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		565,000	545,446
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		90,000	84,150
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		240,000	226,407
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		255,000	234,525
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		240,000	220,800
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		655,000	607,578
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		190,000	180,710
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		205,000	170,150
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		265,000	225,250
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		342,000	304,380
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		141,450	129,427
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		243,750	214,500
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		215,000	201,805
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		265,000	241,071
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		115,000	102,063
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		135,000	110,363
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		70,000	66,907

			20,982,883
Financials (2.1%)
ABN AMRO Bank NV 144A unsec. sub. FRB 3.324%, 3/13/37 (Netherlands)		200,000	160,221
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	199,036
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		1,235,000	988,607
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		210,000	183,265
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		195,000	156,325
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		434,000	401,333
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		519,000	437,223
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		385,000	341,641
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,172,000	1,302,831
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		250,000	240,074
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		95,000	77,798
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		495,000	413,163
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		217,000	199,280
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		285,000	242,877
Athene Global Funding 144A notes 1.985%, 8/19/28		440,000	365,309
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)		200,000	160,481
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	196,500
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)		200,000	173,595
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	191,810
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		800,000	632,722
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		800,000	800,330
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		297,000	292,174
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		35,000	34,663
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		1,055,000	937,785
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		190,000	160,573
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		1,350,000	1,166,871
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,030,000	1,112,390
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		270,000	262,401
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		375,000	269,961
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		90,000	84,030
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		120,000	93,951
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		200,000	157,423
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	195,693
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		327,000	321,510
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		190,000	191,799
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		926,000	706,291
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		416,000	345,280
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		1,422,000	1,344,837
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		323,000	310,549
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		240,000	214,281
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		270,000	264,419
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		160,000	160,202
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25		340,000	338,665
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	203,609
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		205,000	208,162
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		250,000	187,500
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		215,000	135,450
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		580,000	552,515
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		182,000	169,952
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29		230,000	212,550
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		290,000	263,900
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		285,000	256,106
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		585,000	531,601
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	380,797
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		835,000	748,770
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		212,000	205,755
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)		1,140,000	1,138,214
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	110,189
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		468,000	465,047
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		364,000	363,037
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		81,000	68,000
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		649,000	676,235
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		230,000	230,956
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		283,000	238,197
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		195,000	168,219
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		125,000	92,644
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		175,000	140,257
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		195,000	191,235
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		96,000	93,948
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		70,000	64,225
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		135,000	113,400
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		199,000	154,225
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		751,000	721,856
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		1,285,000	1,242,208
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		114,000	97,230
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		122,000	135,333
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		465,000	437,286
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		70,000	57,824
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		361,000	282,542
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		210,000	196,594
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		390,000	345,478
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		115,000	92,938
Intercontinental Exchange, Inc. company guaranty sr. unsec. unsub. notes 3.10%, 9/15/27		104,000	98,465
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		280,000	205,341
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		140,000	109,344
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		146,000	146,365
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		520,000	388,672
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		190,000	178,056
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		315,000	296,524
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		780,000	720,377
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		94,000	87,777
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		563,000	475,466
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 2.411%, 5/15/47		116,000	88,163
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		44,000	36,036
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		1,485,000	1,258,237
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,350,000	1,296,010
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		78,000	77,299
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23		1,146,000	1,146,032
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		160,000	152,697
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		290,000	223,134
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		65,000	58,825
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		415,000	334,075
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		215,000	210,644
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		175,000	171,541
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		212,000	209,523
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23		400,000	397,608
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23		155,000	154,909
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		255,000	249,740
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		1,365,000	1,295,174
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		470,000	426,488
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23		1,515,000	1,514,478
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.875%, 4/12/23 (Australia)		250,000	249,977
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		455,000	348,394
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		190,000	152,406
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		155,000	140,462
New York Life Global Funding 144A notes 1.10%, 5/5/23		1,320,000	1,293,992
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		110,000	101,665
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	107,251
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		325,000	263,367
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		225,000	167,799
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		225,000	196,032
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		360,000	317,590
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		725,000	700,182
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		113,000	97,788
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		47,000	42,883
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		295,000	265,500
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		50,000	48,815
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		146,000	138,420
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		285,000	287,389
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		280,000	275,814
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		80,000	73,300
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		431,000	334,025
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)		800,000	773,303
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		255,000	235,806
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)		1,052,000	1,048,104
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		435,000	419,284
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		250,000	237,737
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24		158,000	141,394
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		308,000	303,117
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		206,000	199,667
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		630,000	513,367
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		245,000	236,425
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		411,000	392,287
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		154,000	135,454
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		172,000	167,700
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		104,000	89,570
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		1,935,000	1,717,245
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		94,000	90,970
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		170,000	122,989

			53,238,623
Health care (0.8%)
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		270,000	267,839
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		265,000	173,575
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		230,000	215,096
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		347,000	328,181
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		210,000	178,500
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		165,000	87,813
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		420,000	328,667
Becton Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		96,000	92,770
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31		500,000	403,589
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		465,000	465,067
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23		1,025,000	1,030,288
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22		534,000	534,516
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24		501,000	496,217
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30		235,000	193,062
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29		58,000	55,986
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		220,000	182,325
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		710,000	658,525
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		115,000	98,325
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	90,956
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		115,000	104,729
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		25,000	20,500
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		90,000	76,163
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	96,725
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		315,000	203,175
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		530,000	402,747
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		243,000	243,528
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		1,097,000	1,038,371
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		128,122	122,819
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		155,000	124,168
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		255,000	242,735
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51		427,000	291,614
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		76,000	73,067
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		118,000	107,591
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		240,000	237,980
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		110,000	93,578
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		570,000	507,024
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		253,000	191,015
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		19,000	18,881
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		395,000	345,588
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		122,000	120,542
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		405,000	336,794
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		170,000	144,791
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		190,000	156,047
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		650,000	604,548
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		70,000	60,025
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		495,000	438,075
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		105,000	95,550
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		265,000	216,373
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		305,000	298,357
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		550,000	507,968
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	301,501
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		142,000	133,480
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		150,000	122,813
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		335,000	286,006
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		60,000	57,584
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		550,000	495,000
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		1,035,000	952,200
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		215,000	181,075
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		345,000	318,290
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		260,000	256,014
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		395,000	325,381
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		245,000	219,620
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		740,000	735,322
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		245,000	244,232
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		291,000	251,378
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		335,000	324,301
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		157,000	131,438

			18,738,000
Technology (0.6%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		415,000	344,036
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60		295,000	191,666
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		305,000	288,796
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		655,000	638,595
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61		240,000	172,272
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		275,000	273,016
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		262,000	259,137
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		314,000	289,036
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		580,000	472,239
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		195,000	159,045
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		65,000	62,241
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		494,000	475,325
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		705,000	652,553
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30		194,000	177,745
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37		261,000	233,998
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		80,000	60,814
Central Parent, Inc./Central Merger Sub, Inc. 144A sr. notes 7.25%, 6/15/29		190,000	182,875
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		455,000	373,555
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		105,000	96,708
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		170,000	134,385
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		475,000	410,875
Google, LLC sr. unsec. notes 3.375%, 2/25/24		335,000	336,873
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		390,000	389,606
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		550,000	460,163
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		165,000	165,088
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		799,000	630,263
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50		60,000	44,192
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		930,000	893,798
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27		70,000	69,540
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		55,000	40,397
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		305,000	227,293
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		735,000	545,031
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		1,081,000	1,079,151
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		655,000	478,150
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		320,000	233,975
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		320,000	241,986
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		430,000	344,628
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		315,000	246,495
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		95,000	89,370
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		175,000	146,125
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		120,000	98,732
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		355,000	298,449
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29		100,000	93,573
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		860,000	720,372

			13,822,162
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		235,000	200,634
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		235,000	215,914
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		645,000	583,710
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		240,000	210,743
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		350,000	330,602
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		113,000	107,190
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		145,000	142,139
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		210,000	209,226
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		90,000	76,344
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		90,000	79,305
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		780,000	714,419

			2,870,226
Utilities and power (0.5%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		188,000	165,801
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		230,000	184,982
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		510,000	496,789
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		95,000	80,460
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32		60,000	50,763
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		105,000	74,550
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		60,000	52,484
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		230,000	193,689
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		48,000	45,600
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		660,000	599,199
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		45,000	36,379
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		25,000	20,807
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		130,000	114,518
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		350,000	291,607
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		445,000	420,327
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		80,000	90,778
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		385,000	367,621
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		186,000	186,226
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		355,000	310,869
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		210,000	207,308
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		625,000	563,262
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		84,000	85,261
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		79,000	75,088
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		1,455,000	1,071,449
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		151,000	132,197
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		755,000	634,984
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		140,000	129,982
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		70,000	69,213
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		155,000	155,157
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26		115,000	102,017
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		157,000	183,183
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		17,000	16,649
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		160,000	143,312
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		444,000	435,841
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		715,000	567,913
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		100,000	89,250
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		205,000	204,681
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		45,000	47,646
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		405,000	347,640
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		110,000	99,940
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		50,000	41,913
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		470,000	420,738
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23		1,060,000	1,043,728
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		75,000	80,199
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		100,000	90,750
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		317,000	287,084
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		204,000	196,901
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		295,000	278,579
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		150,000	136,367

			11,721,681

Total corporate bonds and notes (cost $253,311,640)			$223,953,407

MORTGAGE-BACKED SECURITIES (2.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.9%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3072, Class SM, ((-3.667 x ICE LIBOR USD 1 Month) + 23.80%), 18.942%, 11/15/35	$27,630	$41,998
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 15.888%, 3/15/35	23,413	29,734
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE LIBOR USD 1 Month) + 16.95%), 13.562%, 6/15/34	9,145	9,877
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	2,503,023	523,978
REMICs Ser. 5170, Class CI, IO, 5.50%, 5/25/44	3,241,089	648,671
REMICs Ser. 5117, Class CI, IO, 5.00%, 6/25/51	6,198,480	1,106,243
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.726%, 4/15/44	3,870,696	463,936
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,466,206	730,229
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	4,280,030	928,366
REMICs Ser. 5162, Class HI, IO, 4.00%, 11/25/51	5,605,758	1,015,152
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	4,453,321	834,641
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	7,559,557	1,442,515
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	3,327,921	758,288
REMICs Ser. 5080, Class DI, IO, 4.00%, 3/25/51	6,505,934	1,241,518
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	3,555,986	691,639
REMICs Ser. 5152, Class IE, IO, 3.50%, 10/25/51	5,401,172	950,138
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	4,162,571	745,939
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	2,617,848	470,926
REMICs Ser. 5167, IO, 3.00%, 11/25/51	5,583,938	868,358
REMICs Ser. 5127, Class AI, IO, 3.00%, 6/25/51	6,010,311	996,759
REMICs Ser. 5094, Class AI, IO, 3.00%, 4/25/41	6,992,441	925,156
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR USD 1 Month) + 39.90%), 30.159%, 7/25/36	6,952	12,861
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.57%), 18.614%, 3/25/36	12,923	15,519
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.20%), 18.247%, 6/25/37	20,637	32,606
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.526%, 9/25/47	3,667,872	529,023
REMICs IFB Ser. 19-43, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 8/25/49	2,964,782	430,792
REMICs Ser. 21-67, Class DI, IO, 4.00%, 10/25/51	5,996,634	1,294,818
REMICs Ser. 21-28, Class GI, IO, 4.00%, 5/25/51	4,005,543	817,095
REMICs Ser. 20-67, Class JI, IO, 4.00%, 9/25/50	4,274,527	806,547
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	3,021,864	524,233
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	5,767,025	715,080
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	5,683,302	647,896
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	4,668,659	682,834
REMICs FRB Ser. 01-50, Class B1, IO, 0.378%, 10/25/41(WAC)	226,152	1,131
FRB Ser. 02-W8, Class 1, IO, 0.30%, 6/25/42(WAC)	208,880	1,569
REMICs Ser. 01-79, Class BI, IO, 0.259%, 3/25/45(WAC)	94,049	583
REMICs Ser. 03-34, PO, zero %, 4/25/43	6,739	6,133
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	187,553	39,739
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	36,586	6,911
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	5,240,174	807,930
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	2,611,685	389,831
FRB Ser. 16-H16, Class LI, IO, 2.167%, 7/20/66(WAC)	9,898,795	450,636
Ser. 15-H26, Class EI, IO, 1.733%, 10/20/65(WAC)	1,569,180	74,379
Ser. 15-H25, Class BI, IO, 1.379%, 10/20/65(WAC)	2,915,842	125,964

		23,838,171
Commercial mortgage-backed securities (1.0%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 1.084%, 5/15/53(WAC)	4,172,159	233,857
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 2.603%, 11/17/38 (Cayman Islands)	381,835	370,380
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 3.996%, 4/15/37	409,000	411,250
AREIT, LLC 144A FRB Ser. 22-CRE7, Class A, 3.242%, 6/17/39	550,000	548,625
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49(WAC)	15,665	—
BANK FRB Ser. 19-BN20, Class XA, IO, 0.955%, 9/15/62(WAC)	3,798,177	177,304
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	762,000	694,872
FRB Ser. 19-C4, Class XA, IO, 1.706%, 8/15/52(WAC)	4,835,731	385,247
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	243,000	228,466
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 2.374%, 5/15/38 (Cayman Islands)	534,000	524,373
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	193,000	187,713
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	85,533	87,252
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	562,000	480,510
Citigroup Commercial Mortgage Trust FRB Ser. 14-GC21, Class XA, IO, 1.306%, 5/10/47(WAC)	3,109,137	51,614
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.26%, 3/10/47(WAC)	256,000	247,067
FRB Ser. 12-GC8, Class XA, IO, 1.475%, 9/10/45(WAC)	1,012,747	10
FRB Ser. 06-C5, Class XC, IO, 0.599%, 10/15/49(WAC)	2,143,853	20
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.041%, 11/10/46(WAC)	648,000	634,484
FRB Ser. 14-CR17, Class C, 4.943%, 5/10/47(WAC)	973,000	942,569
FRB Ser. 14-CR18, Class C, 4.906%, 7/15/47(WAC)	354,000	337,143
Ser. 14-LC15, Class B, 4.599%, 4/10/47(WAC)	229,000	223,607
FRB Ser. 15-LC21, Class B, 4.477%, 7/10/48(WAC)	370,000	350,830
FRB Ser. 15-LC19, Class C, 4.366%, 2/10/48(WAC)	620,000	595,506
FRB Ser. 14-CR17, Class XA, IO, 1.114%, 5/10/47(WAC)	3,876,929	52,319
FRB Ser. 13-CR11, Class XA, IO, 1.069%, 8/10/50(WAC)	7,038,997	55,221
FRB Ser. 14-UBS6, Class XA, IO, 1.001%, 12/10/47(WAC)	5,340,582	85,124
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.985%, 7/10/46(WAC)	634,724	589,939
FRB Ser. 13-CR13, Class D, 5.041%, 11/10/46(WAC)	347,000	324,468
FRB Ser. 15-LC23, Class D, 3.758%, 10/10/48(WAC)	336,000	305,216
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.753%, 2/15/40(WAC)	1,324,277	4,503
FRB Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49(WAC)	1,120,874	—
CSAIL Commercial Mortgage Trust
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	323,000	311,466
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	321,000	308,383
Ser. 19-C17, Class AS, 3.278%, 9/15/52	194,000	175,664
FRB Ser. 20-C19, Class XA, IO, 1.232%, 3/15/53(WAC)	6,402,187	423,882
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.902%, 4/15/50(WAC)	645,000	466,188
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.549%, 8/10/44(WAC)	778,576	742,995
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.843%, 9/25/27(WAC)	5,158,027	170,495
Multifamily Structured Pass-Through Certificates FRB Ser. K087, Class X1, IO, 0.511%, 12/25/28(WAC)	11,486,910	242,182
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.606%, 2/10/46(WAC)	4,046,515	18,522
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.843%, 6/10/47(WAC)	521,000	504,773
FRB Ser. 14-GC22, Class XA, IO, 1.096%, 6/10/47(WAC)	6,567,019	79,197
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.566%, 8/10/43(WAC)	246,000	182,860
FRB Ser. 13-GC14, Class B, 4.878%, 8/10/46(WAC)	247,000	245,349
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	469,000	465,298
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.806%, 4/15/47(WAC)	168,000	161,813
FRB Ser. 14-C22, Class C, 4.702%, 9/15/47(WAC)	473,000	437,455
FRB Ser. 13-C12, Class B, 4.232%, 7/15/45(WAC)	258,000	255,133
FRB Ser. 13-C17, Class XA, IO, 0.878%, 1/15/47(WAC)	3,102,688	25,332
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.17%, 12/15/46(WAC)	450,000	442,300
Ser. 14-C20, Class AS, 4.043%, 7/15/47	351,000	345,691
FRB Ser. 13-LC11, Class XA, IO, 1.36%, 4/15/46(WAC)	10,843,494	66,717
FRB Ser. 06-CB17, Class X, IO, 1.144%, 12/12/43(WAC)	141,832	2,644
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.114%, 5/15/45(WAC)	559,000	414,051
FRB Ser. 12-C8, Class D, 4.982%, 10/15/45(WAC)	330,000	324,977
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	1,115,254	148
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.212%, 2/15/47(WAC)	329,603	326,964
FRB Ser. 14-C17, Class C, 4.638%, 8/15/47(WAC)	708,000	672,239
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	207,000	205,407
FRB Ser. 15-C24, Class B, 4.482%, 5/15/48(WAC)	225,000	220,231
Ser. 13-C8, Class B, 3.647%, 12/15/48(WAC)	329,000	326,047
FRB Ser. 14-C17, Class XA, IO, 1.187%, 8/15/47(WAC)	2,945,412	40,629
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.737%, 11/15/45(WAC)	450,000	445,327
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	200,000	188,565
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.254%, 7/15/49(WAC)	231,000	231,139
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M7, 3.324%, 10/15/49	28,235	28,190
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 2.759%, 8/9/37 (Cayman Islands)	326,000	315,806
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.158%, 12/15/50(WAC)	3,999,670	155,370
FRB Ser. 18-C8, Class XA, IO, 0.977%, 2/15/51(WAC)	4,100,858	146,596
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.687%, 12/10/45(WAC)	2,278,754	3,941
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 2.712%, 6/16/36	132,849	128,199
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.357%, 11/15/48(WAC)	418,799	177
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.434%, 7/15/46(WAC)	319,000	312,544
FRB Ser. 13-LC12, Class C, 4.434%, 7/15/46(WAC)	408,000	368,828
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	261,000	233,810
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	274,000	250,515
FRB Ser. 19-C52, Class XA, IO, 1.751%, 8/15/52(WAC)	3,557,836	287,975
FRB Ser. 14-LC16, Class XA, IO, 1.247%, 8/15/50(WAC)	8,795,864	138,398
FRB Ser. 16-LC25, Class XA, IO, 0.976%, 12/15/59(WAC)	4,701,235	136,792
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.434%, 7/15/46(WAC)	518,000	303,605
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.315%, 3/15/45(WAC)	849,000	838,938
Ser. 13-C11, Class AS, 3.311%, 3/15/45	460,000	456,691
Ser. 12-C10, Class AS, 3.241%, 12/15/45	276,000	273,143
FRB Ser. 14-C24, Class XA, IO, 0.989%, 11/15/47(WAC)	8,500,475	134,418
FRB Ser. 14-C22, Class XA, IO, 0.937%, 9/15/57(WAC)	19,256,533	171,537
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.415%, 3/15/44(WAC)	632,132	286,229
FRB Ser. 13-C15, Class D, 4.67%, 8/15/46(WAC)	437,000	259,254
FRB Ser. 12-C9, Class XA, IO, 1.977%, 11/15/45(WAC)	2,193,506	102
FRB Ser. 12-C10, Class XA, IO, 1.614%, 12/15/45(WAC)	3,134,930	4,652
FRB Ser. 12-C9, Class XB, IO, 0.885%, 11/15/45(WAC)	10,038,000	4,015

		23,839,277
Residential mortgage-backed securities (non-agency) (1.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 1.814%, 5/25/47	369,345	208,924
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.027%, 1/25/49(WAC)	78,688	75,927
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	88,558	85,169
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (ICE LIBOR USD 1 Month + 0.68%), 2.287%, 4/20/35	140,320	140,014
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 4.124%, 10/25/29 (Bermuda)	251,000	247,298
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 1.926%, 8/25/69	395,057	384,029
Ser. 21-C, Class A1, 1.62%, 3/1/61	317,443	291,484
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	285,000	264,512
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,129,000	1,083,391
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.792%, 5/25/35(WAC)	153,846	151,466
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	12,214	12,021
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 2.272%, 11/20/35	307,766	275,979
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 2.049%, 12/25/35	528,710	380,519
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 2.004%, 8/25/46	721,342	628,112
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 1.792%, 2/20/47	258,832	199,926
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 1.416%, 6/25/46	508,591	449,624
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	198,629	184,129
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	194,198	181,333
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 3.324%, 11/25/28 (Bermuda)	227,125	224,404
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (ICE LIBOR USD 1 Month + 6.35%), 7.974%, 9/25/28	462,634	494,054
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (ICE LIBOR USD 1 Month + 5.55%), 7.174%, 7/25/28	338,774	354,682
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (ICE LIBOR USD 1 Month + 5.15%), 6.774%, 11/25/28	383,193	399,988
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 6.624%, 12/25/28	292,401	304,822
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 6.324%, 4/25/28	354,560	366,116
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (ICE LIBOR USD 1 Month + 4.65%), 6.274%, 10/25/28	1,273,387	1,316,023
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 5.174%, 8/25/29	165,453	167,521
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (ICE LIBOR USD 1 Month + 3.45%), 5.074%, 10/25/29	530,525	535,899
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (ICE LIBOR USD 1 Month + 2.30%), 3.924%, 9/25/30	262,468	260,645
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 4.024%, 2/25/47	181,000	177,967
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	347,000	342,505
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 3.729%, 6/25/42	60,000	60,000
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 3.524%, 1/25/50	46,050	45,501
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 3.226%, 8/25/33	437,000	413,092
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 2.776%, 1/25/42	168,000	150,967
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 2.624%, 2/25/47	1,522,240	1,484,435
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 2.226%, 2/25/42	287,210	279,312
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 1.776%, 9/25/41	82,200	77,663
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 8.574%, 8/25/28	354,744	375,604
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 8.374%, 8/25/28	513,010	542,966
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 7.624%, 9/25/28	374,719	389,158
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 7.524%, 10/25/28	25,794	26,632
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 7.324%, 4/25/28	603,855	630,426
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 7.174%, 4/25/28	748,000	778,000
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 6.624%, 11/25/24	9,627	9,738
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 6.524%, 11/25/24	81,370	83,986
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 6.074%, 1/25/29	668,100	696,153
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month + 4.35%), 5.974%, 5/25/29	504,840	526,800
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 5.924%, 2/25/25	31,682	32,357
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 5.874%, 4/25/29	362,611	378,286
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 5.874%, 1/25/29	769,881	787,555
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 5.624%, 5/25/25	33,279	33,865
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 5.274%, 9/25/29	47,000	48,090
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 5.174%, 7/25/29	493,498	506,847
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 4.524%, 7/25/24	56,810	56,948
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 2.874%, 7/25/29	79,073	78,875
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (ICE LIBOR USD 1 Month + 0.65%), 2.274%, 1/25/31	57,642	56,633
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (ICE LIBOR USD 1 Month + 0.60%), 2.224%, 11/25/29	79,500	78,109
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 3.926%, 4/25/42	581,000	581,000
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 3.774%, 11/25/39	62,578	60,803
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 3.674%, 1/25/40	355,781	348,809
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 2.126%, 1/25/42	119,934	117,161
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 1.826%, 11/25/41	72,748	69,780
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 1.676%, 10/25/41	42,513	41,715
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	555,655	536,410
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	246,430	229,089
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.60%), 3.224%, 10/25/28 (Bermuda)	40,500	40,393
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	143,373	142,661
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	294,561	293,706
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	279,623	274,031
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (ICE LIBOR USD 1 Month + 0.80%), 2.424%, 2/25/34	361,113	348,354
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.82%, 2/25/35(WAC)	94,043	90,294
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (ICE LIBOR USD 1 Month + 0.83%), 2.449%, 8/25/34	105,020	100,868
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 1.831%, 8/26/47(WAC)	129,186	127,275
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (ICE LIBOR USD 1 Month + 1.13%), 2.749%, 10/25/33	129,256	126,960
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 2.674%, 10/25/34	299,511	294,902
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	189,000	185,013
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	323,000	310,181
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	407,000	363,737
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 2.474%, 5/25/47	554,211	461,859
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 2.24%, 6/25/24	150,000	142,577
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	177,000	167,905
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 07-HY2, Class 1A1, 3.196%, 12/25/36(WAC)	236,825	206,698
FRB Ser. 05-AR12, Class 1A8, 2.851%, 10/25/35(WAC)	293,658	267,638
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 2.584%, 7/25/45	118,834	109,909
FRB Ser. 04-AR12, Class A2B, (ICE LIBOR USD 1 Month + 0.92%), 2.544%, 10/25/44	225,360	210,413
FRB Ser. 05-AR11, Class A1B3, (ICE LIBOR USD 1 Month + 0.80%), 2.424%, 8/25/45	170,872	164,743

		25,231,365

Total mortgage-backed securities (cost $75,427,913)		$72,908,813

COMMODITY LINKED NOTES (1.1%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 7/24/23 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$12,369,000	$11,057,135
Goldman Sachs International 144A notes zero %, 3/31/23 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	14,525,000	16,492,516

Total commodity Linked Notes (cost $26,894,000)		$27,549,651

COLLATERALIZED LOAN OBLIGATIONS (0.8%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 2.254%, 4/23/34 (Cayman Islands)	$250,000	$240,748
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 2.144%, 4/15/34 (Cayman Islands)	533,000	514,315
AGL CLO 13, Ltd. 144A FRB Ser. 21-13A, Class A1, (ICE LIBOR USD 3 Month + 1.16%), 2.223%, 10/20/34 (Cayman Islands)	685,000	660,946
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME TERM SOFR 3 Month + 1.33%), 1.574%, 1/21/35 (Cayman Islands)	278,000	264,564
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 2.263%, 7/20/34 (Cayman Islands)	758,000	739,563
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 2.236%, 4/22/34	266,000	255,935
Aimco CLO 14, Ltd. 144A FRB Ser. 21-14A, Class A, (ICE LIBOR USD 3 Month + 0.99%), 2.053%, 4/20/34 (Cayman Islands)	294,000	280,728
Allegany Park CLO, Ltd. 144A FRB Ser. 22-1A, Class AR, (CME TERM SOFR 3 Month + 1.30%), 2.151%, 1/20/35 (Cayman Islands)	400,000	385,197
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 2.334%, 10/25/32 (Cayman Islands)	300,000	293,130
Ares LX CLO, Ltd. 144A FRB Ser. 21-60A, Class A, (ICE LIBOR USD 3 Month + 1.12%), 2.164%, 7/18/34 (Cayman Islands)	250,000	241,192
Ares LXI CLO, Ltd. 144A FRB Ser. 21-61A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 10/20/34 (Cayman Islands)	250,000	241,136
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (ICE LIBOR USD 3 Month + 1.07%), 2.114%, 4/15/34 (Cayman Islands)	500,000	481,268
Ballyrock CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 10/20/34 (Cayman Islands)	350,000	337,717
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (ICE LIBOR USD 3 Month + 1.09%), 2.153%, 4/20/31	500,000	490,333
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 2.386%, 11/22/34 (Cayman Islands)	461,000	441,294
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 2.214%, 10/15/34 (Cayman Islands)	250,000	241,354
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-1A, Class A1R2, (ICE LIBOR USD 3 Month + 0.97%), 2.014%, 4/17/31 (Cayman Islands)	697,878	681,578
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-3RA, Class A1A, (ICE LIBOR USD 3 Month + 1.05%), 2.275%, 7/27/31 (Cayman Islands)	247,958	242,509
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 2.173%, 4/20/32 (Cayman Islands)	490,000	476,902
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 2.195%, 7/27/30 (Cayman Islands)	753,000	740,000
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 2.233%, 10/20/34	622,000	597,794
Elevation CLO, Ltd. 144A FRB Ser. 17-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.23%), 2.274%, 10/15/29	479,675	473,441
Elmwood CLO II, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 4/20/34	304,000	294,559
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class A, (ICE LIBOR USD 3 Month + 1.24%), 2.284%, 4/15/33 (Cayman Islands)	350,000	340,759
Elmwood CLO V, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 10/20/34 (Cayman Islands)	250,000	241,555
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (ICE LIBOR USD 3 Month + 1.20%), 2.244%, 4/16/34 (Cayman Islands)	387,000	372,097
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 2.274%, 10/15/31 (Cayman Islands)	249,053	244,734
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 2.244%, 7/15/34 (Cayman Islands)	250,000	243,378
HalseyPoint CLO I, Ltd. 144A FRB Ser. 19-1A, Class A1A1, (ICE LIBOR USD 3 Month + 1.35%), 2.413%, 1/20/33 (Cayman Islands)	650,000	632,149
HalseyPoint CLO II, Ltd. 144A FRB Ser. 20-2A, Class B, (ICE LIBOR USD 3 Month + 1.64%), 2.703%, 7/20/31 (Cayman Islands)	400,000	385,755
HPS Loan Management, Ltd. 144A FRB Ser. 18-2016, Class A2R, (ICE LIBOR USD 3 Month + 1.70%), 2.744%, 7/19/30 (Cayman Islands)	329,000	314,444
Jamestown CLO VI, Ltd. 144A FRB Ser. 18-6RA, Class A2B, (ICE LIBOR USD 3 Month + 1.78%), 2.964%, 4/25/30 (Cayman Islands)	348,000	337,292
LCM XXI LP 144A FRB Ser. 21A, Class AR, (ICE LIBOR USD 3 Month + 0.88%), 1.943%, 4/20/28 (Cayman Islands)	342,501	339,684
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 2.364%, 4/15/32 (Cayman Islands)	323,000	314,162
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 2.334%, 1/15/35 (Cayman Islands)	250,000	240,439
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	250,000	242,134
Neuberger Berman Loan Advisers CLO 34, Ltd. 144A FRB Ser. 22-34A, Class A1R, (CME TERM SOFR 3 Month + 1.24%), 2.091%, 1/20/35 (Cayman Islands)	250,000	242,614
Neuberger Berman Loan Advisers CLO 47, Ltd. 144A FRB Ser. 22-47A, Class A, (CME TERM SOFR 3 Month + 1.30%), 1.548%, 4/14/35 (Cayman Islands)	250,000	240,347
Octagon Investment Partners 48, Ltd. 144A FRB Ser. 21-3A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 10/20/34 (Cayman Islands)	250,000	240,382
Octagon Investment Partners XXI, Ltd. 144A FRB Ser. 21-1A, Class AAR3, (ICE LIBOR USD 3 Month + 1.00%), 2.411%, 2/14/31 (Cayman Islands)	250,000	243,723
Palmer Square CLO, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 2.561%, 11/14/34 (Cayman Islands)	250,000	241,945
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 2.194%, 7/15/34 (Cayman Islands)	374,000	361,468
Palmer Square Loan Funding, Ltd. 144A FRB Ser. 22-2A, Class A2, (CME TERM SOFR 3 Month + 1.90%), 2.988%, 10/15/30 (Cayman Islands)	771,000	749,574
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 3.411%, 5/15/32 (Cayman Islands)	378,000	362,015
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.00%), 2.063%, 10/20/31 (Cayman Islands)	250,000	244,121
Regatta XVIII Funding, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.10%), 2.144%, 1/15/34	316,000	302,935
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.16%), 2.204%, 10/15/34 (Cayman Islands)	224,000	214,352
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 2.233%, 7/20/34 (Cayman Islands)	599,000	582,588
RR, 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 2.164%, 4/15/36 (Cayman Islands)	751,000	726,269
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 2.214%, 7/15/34 (Cayman Islands)	500,000	480,233
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 2.233%, 7/20/34 (Cayman Islands)	572,000	550,464
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 2.763%, 1/20/29 (Cayman Islands)	250,000	239,919
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 2.534%, 7/15/32	549,000	536,367

Total collateralized loan obligations (cost $20,961,556)		$20,424,101

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)	$827,000	$692,639
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	760,000	662,150
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	454,000	397,956
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)	370,000	316,761
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)	785,000	615,244
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)	350,000	325,938
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)	246,000	187,268
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	605,000	615,588
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	271,000	258,466
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)	430,000	357,678
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	925,000	935,406
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	690,000	689,131
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	285,000	285,001
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)	300,000	302,241
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	540,000	448,200
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	320,000	330,705
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)	490,000	416,500
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	230,000	211,600
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	230,000	220,225
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)	200,000	163,000
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)	720,000	634,110
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	700,000	539,875
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	360,000	329,404
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	1,491,000	1,227,061
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	240,000	300,398

Total foreign government and agency bonds and notes (cost $12,798,188)		$11,462,545

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 4/1/28	$173,250	$160,833
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 4.20%, 4/22/26	221,829	186,336
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 5.813%, 4/20/28	110,000	104,735
AppleCaramel Buyer, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 0.00%), 5.275%, 10/19/27	187,156	171,950
Arches Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 12/6/27	209,273	190,439
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 7.402%, 11/18/29	160,000	146,400
Asurion, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.25%), 6.916%, 1/30/29	140,000	118,300
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 7/31/27	143,796	129,776
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 5.406%, 6/21/24	527,424	454,466
BWAY Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 3.326%, 4/3/24	249,478	234,145
Clarios Global LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 4/30/26	254,042	236,576
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.75%), 5.416%, 11/23/27	385,202	337,213
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 6/4/28	282,150	264,516
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 6.666%, 7/22/27	223,800	205,431
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 7.75%), 9.416%, 7/30/28	120,000	116,160
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 10/2/25	477,725	443,391
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 5.666%, 12/1/27	182,688	174,193
HUB International, Ltd. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 4.348%, 4/25/25	39,698	37,573
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 5/1/26	147,114	136,632
IRB Holding Corp. bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.15%), 4.238%, 12/15/27	83,725	78,423
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 5.554%, 2/4/26	148,125	124,795
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 5.625%, 6/1/28	281,852	252,345
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 6.25%, 4/22/27	132,640	105,449
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 5.916%, 12/17/28	417,900	376,110
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 1/29/28	215,000	201,778
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 5.666%, 6/3/28	208,076	191,727
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 6.75%, 8/31/29	160,000	152,800
Quorum Health Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 4/29/25	352,112	234,742
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 9.688%, 2/28/26	170,000	110,500
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 5.916%, 11/28/25	118,800	110,088
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.25%, 10/1/25	203,439	192,059
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.877%, 3/28/25	429,129	392,563
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 4.019%, 7/31/27	118,804	111,009
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 6.212%, 5/3/27	155,000	142,600
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 5.392%, 4/21/28	227,125	210,518
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 3.87%, 3/2/27	392,849	364,368

Total senior loans (cost $7,971,000)		$7,200,939

ASSET-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$510,000	$508,725
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-2, Class A, (ICE LIBOR USD 1 Month + 0.80%), 2.424%, 11/25/53	140,400	140,400
FRB Ser. 21-2, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.374%, 4/25/55	578,000	578,000
FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.70%), 1.368%, 2/25/55	252,000	252,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 21-S1, Class A1, (ICE LIBOR USD 1 Month + 0.50%), 1.70%, 9/10/22	460,000	460,000
MRA Issuance Trust 144A FRB Ser. 20-2, Class A2, (ICE LIBOR USD 1 Month + 1.45%), 2.262%, 8/15/22	783,000	783,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.374%, 5/25/55	389,000	381,889
Station Place Securitization Trust 144A
FRB Ser. 22-3, Class A1, (CME TERM SOFR 1 Month + 1.25%), 2.755%, 5/29/23	700,000	700,000
FRB Ser. 22-2, Class A1, (CME TERM SOFR 1 Month + 0.93%), 2.435%, 5/25/23	700,000	700,000
FRB Ser. 21-10, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.383%, 8/8/22	646,000	646,000
FRB Ser. 21-14, Class A1, (ICE LIBOR USD 1 Month + 0.70%), 2.333%, 12/8/22	243,000	243,000
FRB Ser. 21-16, Class A1, (ICE LIBOR USD 1 Month + 0.62%), 2.253%, 11/7/22	704,000	704,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 2.224%, 1/25/46	288,046	287,202

Total asset-backed securities (cost $6,388,399)		$6,384,216

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	1,250	$1,669,375
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	1,995	2,287,467

Total convertible preferred stocks (cost $3,303,326)		$3,956,842

INVESTMENT COMPANIES (0.1%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	32,739	$1,606,175

Total investment companies (cost $1,608,128)		$1,606,175

UNITS (—%)(a)
	Units	Value
Banco BTG Pactual SA (Brazil)	249,600	$1,064,035

Total units (cost $1,285,733)		$1,064,035

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$125,000	$84,438
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	280,000	254,800
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	106,000	101,031

Total convertible bonds and notes (cost $443,304)		$440,269

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	1,400	$51,758

Total warrants (cost $6,931)				$51,758

SHORT-TERM INVESTMENTS (8.4%)(a)
		Principal amount/ shares	Value
Chariot Funding, LLC asset backed commercial paper 1.794%, 8/9/22		$12,000,000	$11,975,868
CRC Funding, LLC asset backed commercial paper 1.013%, 7/12/22		12,500,000	12,493,339
Interest in $424,502,000 joint tri-party repurchase agreement dated 6/30/2022 with Citigroup Global Markets, Inc. due 7/1/2022 - maturity value of $6,712,289 for an effective yield of 1.550% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 2.500% to 5.000% and due dates ranging from 2/15/2043 to 11/20/2071, valued at $432,992,071)		6,712,002	6,712,002
Matchpoint Finance PLC asset backed commercial paper 1.475%, 8/17/22 (Ireland)		8,750,000	8,728,044
Putnam Short Term Investment Fund Class P 1.36%(AFF)	Shares	156,517,184	156,517,184
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%(P)	Shares	1,410,000	1,410,000
U.S. Treasury Bills 1.158%, 7/28/22(SEG)(SEGSF)(SEGCCS)		$2,200,000	2,198,222
U.S. Treasury Bills 1.133%, 8/4/22(SEGSF)(SEGCCS)		1,700,000	1,698,101
U.S. Treasury Bills 1.132%, 8/2/22(SEGSF)		400,000	399,592
U.S. Treasury Bills 0.860%, 7/19/22(SEG)(SEGCCS)		1,700,000	1,699,130
U.S. Treasury Bills 0.859%, 7/5/22(SEGSF)(SEGCCS)		1,253,001	1,252,879
U.S. Treasury Bills 0.801%, 7/12/22(SEG)(SEGCCS)(SEGTBA)		3,500,000	3,498,974

Total short-term investments (cost $208,592,512)			$208,583,335
TOTAL INVESTMENTS

Total investments (cost $2,492,308,182)			$2,670,042,879

	FORWARD CURRENCY CONTRACTS at 6/30/22 (aggregate face value $104,389,005) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	9/21/22	$7,373,002	$7,605,048	$232,046
		Canadian Dollar	Sell	7/20/22	2,015,642	2,077,653	62,011
		New Taiwan Dollar	Buy	8/17/22	5,368,341	5,436,928	(68,587)
	Barclays Bank PLC
		Hong Kong Dollar	Sell	8/17/22	86,008	86,044	36
	Citibank, N.A.
		British Pound	Sell	9/21/22	10,613,061	10,944,859	331,798
		Danish Krone	Sell	9/21/22	1,427,756	1,459,607	31,851
	Goldman Sachs International
		Chinese Yuan (Offshore)	Buy	8/17/22	7,618,348	7,570,212	48,136
	JPMorgan Chase Bank N.A.
		Norwegian Krone	Sell	9/21/22	584,285	609,122	24,837
		Singapore Dollar	Sell	8/17/22	5,198,811	5,215,483	16,672
		South Korean Won	Sell	8/17/22	3,632,537	3,735,230	102,693
		Swedish Krona	Buy	9/21/22	3,047,322	3,189,045	(141,723)
	Morgan Stanley & Co. International PLC
		Swiss Franc	Buy	9/21/22	2,583,428	2,574,077	9,351
	NatWest Markets PLC
		Australian Dollar	Buy	7/20/22	3,499,874	3,878,170	(378,296)
		Canadian Dollar	Sell	7/20/22	7,136,903	7,355,614	218,711
		Euro	Sell	9/21/22	22,024,679	22,578,500	553,821
	State Street Bank and Trust Co.
		Chinese Yuan (Offshore)	Buy	8/17/22	7,987,768	7,937,486	50,282
		Swiss Franc	Buy	9/21/22	7,960,321	7,931,986	28,335
	UBS AG
		Hong Kong Dollar	Sell	8/17/22	3,675,453	3,677,144	1,691
	WestPac Banking Corp.
		Japanese Yen	Buy	8/17/22	474,217	526,797	(52,580)

	Unrealized appreciation						1,712,271

	Unrealized (depreciation)						(641,186)

	Total						$1,071,085
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	111	$10,246,876	$10,304,130	Sep-22	$(88,456)
Russell 2000 Index E-Mini (Long)	138	11,785,131	11,785,200	Sep-22	(632,127)
S&P 500 Index E-Mini (Long)	476	90,092,044	90,190,100	Sep-22	(2,245,180)
S&P 500 Index E-Mini (Short)	394	74,571,986	74,653,150	Sep-22	(2,225,063)
U.S. Treasury Bond 30 yr (Long)	100	13,862,500	13,862,500	Sep-22	(226,647)
U.S. Treasury Bond Ultra 30 yr (Long)	163	25,158,031	25,158,031	Sep-22	(618,242)
U.S. Treasury Bond Ultra 30 yr (Short)	6	926,063	926,063	Sep-22	22,768
U.S. Treasury Note 2 yr (Long)	216	45,363,375	45,363,375	Sep-22	(251,712)
U.S. Treasury Note 5 yr (Long)	455	51,073,750	51,073,750	Sep-22	(509,688)
U.S. Treasury Note 5 yr (Short)	31	3,479,750	3,479,750	Sep-22	33,040
U.S. Treasury Note 10 yr (Long)	256	30,344,000	30,344,000	Sep-22	(420,576)
U.S. Treasury Note Ultra 10 yr (Long)	6	764,250	764,250	Sep-22	(12,810)

Unrealized appreciation					55,808

Unrealized (depreciation)					(7,230,501)

Total					$(7,174,693)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/22 (proceeds receivable $84,615,098) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 7/1/52	$14,000,000	7/14/22	$14,282,184
Uniform Mortgage-Backed Securities, 4.50%, 8/1/52	7,000,000	8/11/22	7,010,665
Uniform Mortgage-Backed Securities, 4.50%, 7/1/52	13,000,000	7/14/22	13,047,736
Uniform Mortgage-Backed Securities, 4.00%, 8/1/52	5,000,000	8/11/22	4,919,724
Uniform Mortgage-Backed Securities, 4.00%, 7/1/52	11,000,000	7/14/22	10,843,589
Uniform Mortgage-Backed Securities, 3.00%, 8/1/52	8,000,000	8/11/22	7,436,245
Uniform Mortgage-Backed Securities, 2.50%, 8/1/52	14,000,000	8/11/22	12,566,086
Uniform Mortgage-Backed Securities, 2.00%, 8/1/52	18,000,000	8/11/22	15,600,656

Total			$85,706,885

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$33,984,000	$216,138	(E)	$(70,021)	9/21/24	Secured Overnight Financing Rate — Annually	3.40% — Annually	$146,117
		73,600,000	468,096	(E)	152,910	9/21/24	3.40% — Annually	Secured Overnight Financing Rate — Annually	(315,186)
		42,251,000	934,592	(E)	478,328	9/21/27	3.30% — Annually	Secured Overnight Financing Rate — Annually	(456,264)
		14,235,000	471,179	(E)	(224,521)	9/21/32	Secured Overnight Financing Rate — Annually	3.20% — Annually	246,657
		22,060,000	730,186	(E)	347,047	9/21/32	3.20% — Annually	Secured Overnight Financing Rate — Annually	(383,139)
		11,207,000	1,028,018	(E)	(671,558)	9/21/52	Secured Overnight Financing Rate — Annually	3.10% — Annually	335,202
		2,039,000	5,051		(70)	7/5/52	Secured Overnight Financing Rate — Annually	2.657% — Annually	4,981

	Total				$12,115				$(421,632)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$74,752,927	$74,752,927	$—	7/30/23	(Secured Overnight Financing Rate plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$—
	74,683,594	74,683,594	—	6/30/23	Secured Overnight Financing Rate plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	—
	Goldman Sachs International
	96,947,468	97,640,777	—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	687,254
	97,106,986	98,084,933	—	12/15/25	Secured Overnight Financing Rate minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(1,056,554)
	40,619	40,880	—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	Evraz PLC — Monthly	239

Upfront premium received			—	Unrealized appreciation			687,493

Upfront premium (paid)			—	Unrealized (depreciation)			(1,056,554)

		Total	$—			Total	$(369,061)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Textron, Inc.	Capital goods	15,626	$954,309	1.28%
General Dynamics Corp.	Capital goods	4,269	944,531	1.26%
Gartner, Inc.	Consumer cyclicals	3,899	942,844	1.26%
Palo Alto Networks, Inc.	Technology	1,904	940,269	1.26%
Apartment Income REIT Corp.	Financials	22,526	937,084	1.25%
MGIC Investment Corp.	Financials	74,299	936,173	1.25%
Constellation Energy Corp.	Utilities and power	16,335	935,337	1.25%
Bio-Rad Laboratories, Inc. Class A	Health care	1,888	934,336	1.25%
Allison Transmission Holdings, Inc.	Capital goods	24,285	933,762	1.25%
Cadence Design Systems, Inc.	Technology	6,203	930,666	1.24%
Virtu Financial, Inc. Class A	Financials	39,744	930,400	1.24%
Wintrust Financial Corp.	Financials	11,608	930,382	1.24%
AbbVie, Inc.	Health care	6,074	930,276	1.24%
Molina Healthcare, Inc.	Health care	3,326	930,010	1.24%
Synopsys, Inc.	Technology	3,059	928,905	1.24%
Pure Storage, Inc. Class A	Technology	36,118	928,594	1.24%
O'Reilly Automotive, Inc.	Consumer cyclicals	1,469	928,102	1.24%
Unum Group	Financials	27,230	926,381	1.24%
Hologic, Inc.	Health care	13,308	922,217	1.23%
Ulta Beauty, Inc.	Consumer staples	2,390	921,435	1.23%
Toll Brothers, Inc.	Consumer cyclicals	20,577	917,719	1.23%
Manhattan Associates, Inc.	Technology	7,998	916,614	1.23%
STORE Capital Corp.	Financials	35,089	915,123	1.22%
East West Bancorp, Inc.	Financials	14,092	913,184	1.22%
American International Group, Inc.	Financials	17,697	904,855	1.21%
Live Nation Entertainment, Inc.	Consumer cyclicals	10,925	902,210	1.21%
CF Industries Holdings, Inc.	Basic materials	10,514	901,368	1.21%
Autonation, Inc.	Consumer cyclicals	8,031	897,489	1.20%
Procore Technologies, Inc.	Technology	19,750	896,460	1.20%
Uber Technologies, Inc.	Consumer staples	43,604	892,136	1.19%
penske Automotive Group, Inc.	Consumer cyclicals	8,507	890,578	1.19%
Monolithic Power Systems, Inc.	Technology	2,306	885,604	1.18%
ManpowerGroup, Inc.	Consumer staples	11,589	885,495	1.18%
Boyd Gaming Corp.	Consumer cyclicals	17,671	879,115	1.18%
ON Semiconductor Corp.	Technology	17,114	861,006	1.15%
NRG Energy, Inc.	Utilities and power	22,557	860,985	1.15%
Targa Resources Corp.	Energy	14,419	860,397	1.15%
RingCentral, Inc. Class A	Technology	16,447	859,539	1.15%
WestRock Co.	Basic materials	21,417	853,246	1.14%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	12,961	851,772	1.14%
Valero Energy Corp.	Energy	8,014	851,690	1.14%
PVH Corp.	Consumer cyclicals	14,654	833,800	1.12%
Nordstrom, Inc.	Consumer cyclicals	39,294	830,280	1.11%
Booking Holdings, Inc.	Consumer cyclicals	463	809,170	1.08%
Johnson Controls International PLC	Capital goods	16,765	802,729	1.07%
Travel + Leisure Co.	Consumer cyclicals	20,319	788,777	1.06%
Albertsons Cos., Inc. Class A	Consumer staples	29,507	788,421	1.05%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	26,574	777,562	1.04%
Apollo Global Management, Inc.	Financials	15,855	768,669	1.03%
Expedia Group, Inc.	Consumer cyclicals	8,030	761,457	1.02%
Wix.com, Ltd. (Israel)	Technology	11,492	753,271	1.01%
Teradata Corp.	Technology	20,321	752,089	1.01%
Pinterest, Inc. Class A	Technology	41,145	747,199	1.00%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
BWX Technologies, Inc.	Capital goods	17,510	$964,651	1.29%
Erie Indemnity Co. Class A	Financials	5,005	961,833	1.29%
NextEra Energy, Inc.	Utilities and power	12,331	955,126	1.28%
Digital Realty Trust, Inc.	Financials	7,356	954,994	1.28%
Catalent, Inc.	Health care	8,829	947,242	1.27%
Liberty Broadband Corp. Class C	Communication services	8,169	944,716	1.26%
New York Community Bancorp, Inc.	Financials	103,437	944,379	1.26%
Ball Corp.	Capital goods	13,711	942,918	1.26%
Kemper Corp.	Financials	19,638	940,663	1.26%
Equifax, Inc.	Consumer cyclicals	5,140	939,431	1.26%
Domino's Pizza, Inc.	Consumer staples	2,409	938,821	1.26%
Berkshire Hathaway, Inc. Class B	Financials	3,427	935,637	1.25%
Commerce Bancshares, Inc./MO	Financials	14,249	935,454	1.25%
RPM International, Inc.	Basic materials	11,821	930,532	1.25%
Tyler Technologties, Inc.	Technology	2,795	929,276	1.24%
Broadridge Financial Solutions, Inc.	Financials	6,513	928,435	1.24%
Welltower, Inc.	Financials	11,260	927,223	1.24%
Air Products & Chemicals, Inc.	Basic materials	3,855	926,993	1.24%
Becton Dickinson and Co.	Health care	3,758	926,527	1.24%
Cooper Cos., Inc. (The)	Health care	2,949	923,506	1.24%
NortonLifeLock, Inc.	Technology	42,024	922,857	1.24%
T Rowe Price Group, Inc.	Financials	8,114	921,829	1.23%
Stanley Black & Decker, Inc.	Consumer cyclicals	8,773	919,970	1.23%
Wolfspeed, Inc.	Technology	14,471	918,187	1.23%
Pool Corp.	Consumer staples	2,612	917,573	1.23%
Ross Stores, Inc.	Consumer cyclicals	13,050	916,517	1.23%
Organon & Co.	Health care	27,109	914,921	1.23%
Take-Two Interactive Software, Inc.	Technology	7,465	914,696	1.22%
TD SYNNEX Corp.	Technology	10,028	913,522	1.22%
VF Corp.	Consumer cyclicals	20,638	911,559	1.22%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	26,017	908,247	1.22%
CarMax, Inc.	Consumer cyclicals	10,016	906,214	1.21%
Texas Instruments, Inc.	Technology	5,891	905,228	1.21%
Five Below, Inc.	Consumer cyclicals	7,974	904,498	1.21%
Wynn Resorts, Ltd.	Consumer cyclicals	15,754	897,682	1.20%
Viasat, Inc.	Communication services	28,813	882,530	1.18%
Ceridian HCM Holding, Inc.	Technology	18,497	870,842	1.17%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	13,804	869,077	1.16%
Universal Health Services, Inc. Class B	Health care	8,357	841,614	1.13%
Param,ount Global Class B	Consumer cyclicals	33,972	838,439	1.12%
Pioneer Natural Resources Co.	Energy	3,746	835,704	1.12%
NCR Corp.	Technology	26,229	815,987	1.09%
Scotts Miracle-Gro Co. (The)	Consumer cyclicals	10,276	811,713	1.09%
Shift4 Payments, Inc. Class A	Consumer cyclicals	24,338	804,611	1.08%
Boston Beer Co., Inc. Class A	Consumer staples	2,591	784,918	1.05%
New Fortress Energy, Inc.	Energy	19,751	781,532	1.05%
Polaris, Inc.	Consumer cyclicals	7,819	776,258	1.04%
Exact Sciences Corp.	Health care	19,568	770,787	1.03%
Thor Industries, Inc.	Consumer cyclicals	9,957	744,081	1.00%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	65,046	723,312	0.97%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
FactSet Research Systems, Inc.	Consumer cyclicals	1,817	$698,848	0.72%
Keysight Technologies, Inc.	Technology	4,697	647,543	0.66%
PepsiCo, Inc.	Consumer staples	3,860	643,337	0.66%
Weyerhaeuser Co.	Basic materials	19,213	636,329	0.65%
Eiffage SA (France)	Basic materials	6,979	626,589	0.64%
Nitto Denko Corp. (Japan)	Basic materials	9,659	624,225	0.64%
Merck & Co., Inc.	Health care	6,783	618,373	0.63%
Hershey Co. (The)	Consumer staples	2,848	612,721	0.63%
Exxon Mobil Corp.	Energy	7,097	607,750	0.62%
Diageo PLC (United Kingdom)	Consumer staples	14,119	605,351	0.62%
Moncler SpA (Italy)	Consumer cyclicals	13,410	573,809	0.59%
ConocoPhillips	Energy	6,286	564,570	0.58%
Colgate-Palmolive Co.	Consumer staples	7,035	563,812	0.58%
SEI Investments Co.	Financials	10,408	562,222	0.58%
GlaxoSmithKline PLC (United Kingdom)	Health care	25,929	555,977	0.57%
Camden Property Trust	Financials	4,113	553,076	0.57%
Hartford Financial Services Group, Inc. (The)	Financials	8,376	548,058	0.56%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	28,672	547,875	0.56%
Dai Nippon Printing Co., Ltd. (Japan)	Consumer cyclicals	25,422	547,529	0.56%
Exor NV (Netherlands)	Financials	8,422	523,700	0.54%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	21,656	511,982	0.52%
MSCI, Inc.	Technology	1,238	510,307	0.52%
Tokyo Gas Co., Ltd. (Japan)	Utilities and power	24,598	508,233	0.52%
W.R. Berkley Corp.	Financials	7,441	507,900	0.52%
Agilent Technologies, Inc.	Technology	4,239	503,494	0.52%
Toppan, Inc. (Japan)	Consumer cyclicals	29,838	497,905	0.51%
Lockheed Martin Corp.	Capital goods	1,134	487,646	0.50%
Rheinmetall AG (Germany)	Capital goods	2,110	485,886	0.50%
Baloise Holding AG (Switzerland)	Financials	2,966	483,047	0.49%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	75,864	477,112	0.49%
Marubeni Corp. (Japan)	Conglomerates	51,829	466,957	0.48%
Repsol SA (Spain)	Energy	31,642	464,778	0.48%
KDDI Corp. (Japan)	Communication services	14,590	460,599	0.47%
Telefonica SA (Spain)	Communication services	89,207	453,437	0.46%
WH Group, Ltd. (Hong Kong)	Consumer staples	586,947	453,284	0.46%
Avery Dennison Corp.	Basic materials	2,780	450,078	0.46%
AT&T, Inc.	Communication services	21,393	448,393	0.46%
Fortive Corp.	Capital goods	8,006	435,350	0.45%
Airbnb, Inc. Class A	Consumer staples	4,862	433,134	0.44%
Cummins, Inc.	Capital goods	2,191	423,982	0.43%
Synopsys, Inc.	Technology	1,381	419,523	0.43%
Pentair PLC	Capital goods	9,140	418,356	0.43%
Accenture PLC Class A	Technology	1,496	415,417	0.43%
Edenred (France)	Consumer cyclicals	8,799	413,657	0.42%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	26,287	413,589	0.42%
Chevron Corp.	Energy	2,851	412,734	0.42%
Qualcomm, Inc.	Technology	3,218	411,104	0.42%
American Financial Group, Inc.	Financials	2,947	409,066	0.42%
Fairfax Financial Holdings, Ltd. (Canada)	Financials	770	407,073	0.42%
Cadence Design Systems, Inc.	Technology	2,709	406,454	0.42%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Rollins, Inc.	Consumer cyclicals	19,821	$692,157	0.71%
Moody's Corp.	Consumer cyclicals	2,476	673,533	0.69%
Realty Income Corp.	Financials	9,778	667,462	0.68%
Cooper Cos., Inc. (The)	Health care	2,119	663,640	0.68%
Visa, Inc. Class A	Financials	3,320	653,601	0.67%
Broadridge Financial Solutions, Inc.	Financials	4,531	645,842	0.66%
Allianz SE (Germany)	Financials	3,300	629,902	0.64%
Alexandria Real Estate Equities, Inc.	Financials	4,317	626,090	0.64%
AXA SA (France)	Financials	26,995	612,744	0.62%
Prudential Financial, Inc.	Financials	6,312	603,899	0.62%
Welltower, Inc.	Financials	7,061	581,436	0.59%
Air Liquide SA (France)	Basic materials	4,158	558,262	0.57%
Toyota Motor Corp. (Japan)	Consumer cyclicals	35,852	554,897	0.57%
Heineken NV (Netherlands)	Consumer staples	6,056	552,113	0.56%
Ingersoll Rand, Inc.	Capital goods	13,119	552,046	0.56%
VF Corp.	Consumer cyclicals	12,462	550,462	0.56%
S&P Global, Inc.	Consumer cyclicals	1,603	540,196	0.55%
STERIS PLC	Health care	2,614	538,846	0.55%
Enbridge, Inc. (Canada)	Utilities and power	12,283	518,738	0.53%
Orange SA (France)	Communication services	43,425	510,586	0.52%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	28,726	498,379	0.51%
SoftBank Corp. (Japan)	Communication services	44,666	495,936	0.51%
Berkshire Hathaway, Inc. Class B	Financials	1,798	490,809	0.50%
Assicurazioni Generali SpA (Italy)	Financials	30,661	489,198	0.50%
Tower Semiconductor, Ltd. (Israel)	Technology	10,589	489,019	0.50%
Digital Realty Trust, Inc.	Financials	3,707	481,284	0.49%
Atmos Energy Corp.	Utilities and power	4,272	478,939	0.49%
REA Group, Ltd. (Australia)	Technology	6,109	471,530	0.48%
Pioneer Natural Resources Co.	Energy	2,079	463,700	0.47%
Molson Coors Beverage Co. Class B	Consumer staples	8,487	462,626	0.47%
Bouygues SA (France)	Conglomerates	15,017	462,033	0.47%
BHP Group, Ltd. (ASE Exchange) (Australia)	Basic materials	16,059	457,245	0.47%
Henderson Land Development Co., Ltd. (Hong Kong)	Financials	121,978	457,022	0.47%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	16,111	453,359	0.46%
Equifax, Inc.	Consumer cyclicals	2,479	453,076	0.46%
Catalent, Inc.	Health care	4,188	449,326	0.46%
Elanco Animal Health, Inc.	Health care	22,688	445,375	0.45%
TransCanada Corp. (Canada)	Energy	8,577	444,298	0.45%
Otsuka Holdings Company, Ltd. (Japan)	Health care	12,507	444,120	0.45%
Hess Corp.	Energy	4,190	443,935	0.45%
Koei Tecmo Holdings Co., Ltd. (Japan)	Technology	13,742	443,607	0.45%
Imperial Brands PLC (United Kingdom)	Consumer staples	19,706	440,431	0.45%
Naturgy Energy Group SA (Spain)	Utilities and power	15,267	439,483	0.45%
BNP Paribas SA (France)	Financials	9,002	427,957	0.44%
J Sainsbury PLC (United Kingdom)	Consumer staples	171,937	426,971	0.44%
T Rowe Price Group, Inc.	Financials	3,725	423,212	0.43%
Enel SpA (Italy)	Utilities and power	77,099	421,753	0.43%
Kubota Corp. (Japan)	Capital goods	28,154	420,606	0.43%
CGI Group, Inc. Class A (Canada)	Technology	5,207	414,806	0.42%
Saputo, Inc. (Canada)	Consumer staples	18,966	413,589	0.42%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$1,367	$17,964	$3,997	5/11/63	300 bp — Monthly	$(2,621)
	CMBX NA BBB-.6 Index	B+/P	2,591	38,622	8,593	5/11/63	300 bp — Monthly	(5,982)
	CMBX NA BBB-.6 Index	B+/P	5,309	77,244	17,186	5/11/63	300 bp — Monthly	(11,838)
	Citigroup Global Markets, Inc.
	CMBX NA A.13 Index	A-/P	(115)	7,000	427	12/16/72	200 bp — Monthly	(540)
	CMBX NA BB.11 Index	BB-/P	33,900	60,000	11,754	11/18/54	500 bp — Monthly	22,196
	CMBX NA BB.6 Index	CCC+/P	39,595	253,858	98,624	5/11/63	500 bp — Monthly	(58,820)
	CMBX NA BB.7 Index	B/P	22,506	441,000	139,136	1/17/47	500 bp — Monthly	(116,260)
	CMBX NA BB.9 Index	B/P	814	4,000	1,171	9/17/58	500 bp — Monthly	(353)
	CMBX NA BB.9 Index	B/P	9,598	47,000	13,757	9/17/58	500 bp — Monthly	(4,119)
	CMBX NA BBB-.10 Index	BB+/P	3,722	30,000	5,229	11/17/59	300 bp — Monthly	(1,492)
	CMBX NA BBB-.10 Index	BB+/P	4,364	40,000	6,972	11/17/59	300 bp — Monthly	(2,588)
	CMBX NA BBB-.12 Index	BBB-/P	751	18,000	3,240	8/17/61	300 bp — Monthly	(2,480)
	CMBX NA BBB-.12 Index	BBB-/P	6,659	113,000	20,340	8/17/61	300 bp — Monthly	(13,624)
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	3,286	79,000	4,187	1/17/47	200 bp — Monthly	(875)
	CMBX NA BB.7 Index	B/P	10,567	79,000	24,925	1/17/47	500 bp — Monthly	(14,292)
	CMBX NA BBB-.7 Index	BB-/P	6,165	78,000	14,578	1/17/47	300 bp — Monthly	(8,374)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(288)	17,000	1,088	12/16/72	200 bp — Monthly	(1,371)
	CMBX NA A.14 Index	A-/P	(849)	50,000	3,200	12/16/72	200 bp — Monthly	(4,032)
	CMBX NA A.6 Index	BBB+/P	15	1,600	157	5/11/63	200 bp — Monthly	(142)
	CMBX NA A.6 Index	BBB+/P	101	1,600	157	5/11/63	200 bp — Monthly	(56)
	CMBX NA A.6 Index	BBB+/P	394	4,800	472	5/11/63	200 bp — Monthly	(77)
	CMBX NA A.6 Index	BBB+/P	2,494	16,800	1,653	5/11/63	200 bp — Monthly	847
	CMBX NA A.6 Index	BBB+/P	711	18,400	1,811	5/11/63	200 bp — Monthly	(1,093)
	CMBX NA A.6 Index	BBB+/P	(201)	20,000	1,968	5/11/63	200 bp — Monthly	(2,162)
	CMBX NA BBB-.14 Index	BBB-/P	315	7,000	1,460	12/16/72	300 bp — Monthly	(1,142)
	CMBX NA BBB-.15 Index	BBB-/P	92	1,000	219	11/18/64	300 bp — Monthly	(126)
	CMBX NA BBB-.15 Index	BBB-/P	89	1,000	219	11/18/64	300 bp — Monthly	(129)
	CMBX NA BBB-.6 Index	B+/P	870	9,880	2,198	5/11/63	300 bp — Monthly	(1,323)
	CMBX NA BBB-.6 Index	B+/P	1,355	25,149	5,595	5/11/63	300 bp — Monthly	(4,228)
	CMBX NA BBB-.6 Index	B+/P	5,485	58,382	12,990	5/11/63	300 bp — Monthly	(7,475)
	CMBX NA BBB-.6 Index	B+/P	6,329	67,364	14,988	5/11/63	300 bp — Monthly	(8,625)
	CMBX NA BBB-.6 Index	B+/P	12,704	151,793	33,773	5/11/63	300 bp — Monthly	(20,993)
	CMBX NA BBB-.7 Index	BB-/P	30,086	382,000	71,396	1/17/47	300 bp — Monthly	(41,119)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(305)	58,000	3,538	12/16/72	200 bp — Monthly	(3,823)
	CMBX NA A.14 Index	A-/P	(536)	81,000	5,184	12/16/72	200 bp — Monthly	(5,693)
	CMBX NA A.7 Index	BBB+/P	7,192	164,000	8,692	1/17/47	200 bp — Monthly	(1,445)
	CMBX NA BB.10 Index	B+/P	4,092	51,000	16,590	5/11/63	500 bp — Monthly	(12,456)
	CMBX NA BB.6 Index	CCC+/P	4,633	8,278	3,216	5/11/63	500 bp — Monthly	1,424
	CMBX NA BBB-.12 Index	BBB-/P	2,163	18,000	3,240	8/17/61	300 bp — Monthly	(1,068)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(126)	21,000	1,281	12/16/72	200 bp — Monthly	(1,400)
	CMBX NA A.13 Index	A-/P	(5,681)	381,000	23,241	12/16/72	200 bp — Monthly	(28,795)
	CMBX NA A.14 Index	A-/P	(592)	37,000	2,368	12/16/72	200 bp — Monthly	(2,948)
	CMBX NA A.6 Index	BBB+/P	3,018	27,200	2,676	5/11/63	200 bp — Monthly	351
	CMBX NA BB.6 Index	CCC+/P	18,418	68,983	26,800	5/11/63	500 bp — Monthly	(8,325)
	CMBX NA BB.6 Index	CCC+/P	36,962	137,966	53,600	5/11/63	500 bp — Monthly	(16,523)
	CMBX NA BBB-.12 Index	BBB-/P	2,770	47,000	8,460	8/17/61	300 bp — Monthly	(5,667)
	CMBX NA BBB-.12 Index	BBB-/P	3,091	72,000	12,960	8/17/61	300 bp — Monthly	(9,833)

Upfront premium received			294,573		Unrealized appreciation			24,818

Upfront premium (paid)			(8,693)		Unrealized (depreciation)			(436,327)

	Total		$285,880				Total	$(411,509)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(4,900)	$47,200	$4,644	5/11/63	(200 bp) — Monthly	$(272)
	CMBX NA A.6 Index	(3,888)	32,000	3,149	5/11/63	(200 bp) — Monthly	(750)
	CMBX NA A.6 Index	(410)	4,000	394	5/11/63	(200 bp) — Monthly	(18)
	CMBX NA A.6 Index	(243)	2,400	236	5/11/63	(200 bp) — Monthly	(8)
	CMBX NA A.6 Index	(164)	1,600	157	5/11/63	(200 bp) — Monthly	(7)
	CMBX NA A.6 Index	(164)	1,600	157	5/11/63	(200 bp) — Monthly	(7)
	CMBX NA A.6 Index	(81)	800	79	5/11/63	(200 bp) — Monthly	(2)
	CMBX NA A.7 Index	(1,802)	243,000	12,879	1/17/47	(200 bp) — Monthly	10,996
	CMBX NA BB.10 Index	(33,272)	138,000	44,891	11/17/59	(500 bp) — Monthly	11,504
	CMBX NA BB.10 Index	(14,025)	55,000	17,892	11/17/59	(500 bp) — Monthly	3,821
	CMBX NA BB.10 Index	(5,114)	49,000	15,940	11/17/59	(500 bp) — Monthly	10,785
	CMBX NA BB.10 Index	(4,386)	40,000	13,012	11/17/59	(500 bp) — Monthly	8,593
	CMBX NA BB.11 Index	(4,405)	34,000	6,661	11/18/54	(500 bp) — Monthly	2,227
	CMBX NA BB.11 Index	(934)	18,000	3,526	11/18/54	(500 bp) — Monthly	2,577
	CMBX NA BB.11 Index	(550)	8,000	1,567	11/18/54	(500 bp) — Monthly	1,011
	CMBX NA BB.8 Index	(6,084)	47,349	17,581	10/17/57	(500 bp) — Monthly	11,457
	CMBX NA BB.8 Index	(14,471)	40,585	15,069	10/17/57	(500 bp) — Monthly	564
	CMBX NA BB.8 Index	(3,109)	8,697	3,229	10/17/57	(500 bp) — Monthly	113
	CMBX NA BB.9 Index	(968)	24,000	7,025	9/17/58	(500 bp) — Monthly	6,037
	CMBX NA BB.9 Index	(1,419)	22,000	6,439	9/17/58	(500 bp) — Monthly	5,002
	CMBX NA BB.9 Index	(413)	4,000	1,171	9/17/58	(500 bp) — Monthly	755
	CMBX NA BB.9 Index	(109)	3,000	878	9/17/58	(500 bp) — Monthly	767
	CMBX NA BBB-.10 Index	(20,259)	68,000	11,852	11/17/59	(300 bp) — Monthly	(8,440)
	CMBX NA BBB-.10 Index	(3,691)	15,000	2,615	11/17/59	(300 bp) — Monthly	(1,084)
	CMBX NA BBB-.10 Index	(477)	2,000	349	11/17/59	(300 bp) — Monthly	(130)
	CMBX NA BBB-.12 Index	(53,304)	169,000	30,420	8/17/61	(300 bp) — Monthly	(22,968)
	CMBX NA BBB-.12 Index	(16,701)	50,000	9,000	8/17/61	(300 bp) — Monthly	(7,726)
	CMBX NA BBB-.12 Index	(14,060)	40,000	7,200	8/17/61	(300 bp) — Monthly	(6,880)
	CMBX NA BBB-.12 Index	(11,982)	34,000	6,120	8/17/61	(300 bp) — Monthly	(5,879)
	CMBX NA BBB-.12 Index	(6,318)	28,000	5,040	8/17/61	(300 bp) — Monthly	(1,292)
	CMBX NA BBB-.12 Index	(5,137)	27,000	4,860	8/17/61	(300 bp) — Monthly	(290)
	CMBX NA BBB-.12 Index	(2,710)	16,000	2,880	8/17/61	(300 bp) — Monthly	162
	CMBX NA BBB-.14 Index	(224)	2,000	417	12/16/72	(300 bp) — Monthly	192
	CMBX NA BBB-.14 Index	(112)	1,000	209	12/16/72	(300 bp) — Monthly	96
	CMBX NA BBB-.14 Index	(199)	1,000	209	12/16/72	(300 bp) — Monthly	9
	CMBX NA BBB-.6 Index	(64)	898	200	5/11/63	(300 bp) — Monthly	136
	CMBX NA BBB-.8 Index	(17,656)	113,000	19,515	10/17/57	(300 bp) — Monthly	1,802
	CMBX NA BBB-.8 Index	(8,186)	59,000	10,189	10/17/57	(300 bp) — Monthly	1,974
	CMBX NA BBB-.8 Index	(9,326)	59,000	10,189	10/17/57	(300 bp) — Monthly	834
	CMBX NA BBB-.8 Index	(9,363)	59,000	10,189	10/17/57	(300 bp) — Monthly	797
	CMBX NA BBB-.8 Index	(7,322)	55,000	9,499	10/17/57	(300 bp) — Monthly	2,149
	CMBX NA BBB-.8 Index	(4,163)	30,000	5,181	10/17/57	(300 bp) — Monthly	1,004
	CMBX NA BBB-.8 Index	(4,008)	28,000	4,836	10/17/57	(300 bp) — Monthly	814
	CMBX NA BBB-.9 Index	(4,732)	20,000	3,428	9/17/58	(300 bp) — Monthly	(1,314)
	Credit Suisse International
	CMBX NA BB.10 Index	(13,476)	101,000	32,855	11/17/59	(500 bp) — Monthly	19,295
	CMBX NA BB.10 Index	(11,892)	100,000	32,530	11/17/59	(500 bp) — Monthly	20,555
	CMBX NA BB.10 Index	(6,588)	53,000	17,241	11/17/59	(500 bp) — Monthly	10,609
	CMBX NA BB.7 Index	(8,878)	462,647	179,738	5/11/63	(500 bp) — Monthly	170,472
	CMBX NA BB.7 Index	(28,223)	153,000	48,272	1/17/47	(500 bp) — Monthly	19,921
	CMBX NA BB.7 Index	(8,060)	49,000	15,460	1/17/47	(500 bp) — Monthly	7,359
	CMBX NA BB.8 Index	(1,402)	7,731	2,870	10/17/57	(500 bp) — Monthly	1,462
	Goldman Sachs International
	CMBX NA BB.10 Index	(10,860)	48,000	15,614	11/17/59	(500 bp) — Monthly	4,714
	CMBX NA BB.6 Index	(716)	6,438	2,501	5/11/63	(500 bp) — Monthly	1,780
	CMBX NA BB.7 Index	(69,644)	343,000	108,217	1/17/47	(500 bp) — Monthly	38,285
	CMBX NA BB.7 Index	(6,881)	42,000	13,251	1/17/47	(500 bp) — Monthly	6,335
	CMBX NA BB.8 Index	(27,262)	71,507	26,551	10/17/57	(500 bp) — Monthly	(771)
	CMBX NA BB.8 Index	(19,437)	52,181	19,375	10/17/57	(500 bp) — Monthly	(106)
	CMBX NA BB.8 Index	(16,124)	44,450	16,504	10/17/57	(500 bp) — Monthly	343
	CMBX NA BB.8 Index	(16,152)	44,450	16,504	10/17/57	(500 bp) — Monthly	316
	CMBX NA BB.8 Index	(13,611)	38,653	14,352	10/17/57	(500 bp) — Monthly	709
	CMBX NA BB.8 Index	(2,039)	17,394	6,458	10/17/57	(500 bp) — Monthly	4,404
	CMBX NA BBB-.6 Index	(7,354)	132,033	29,376	5/11/63	(300 bp) — Monthly	21,956
	CMBX NA BBB-.6 Index	(545)	1,796	400	5/11/63	(300 bp) — Monthly	(146)
	CMBX NA BBB-.8 Index	(4,269)	33,000	5,699	10/17/57	(300 bp) — Monthly	1,413
	JPMorgan Securities LLC
	CMBX NA BB.17 Index	(7,834)	16,000	5,048	1/17/47	(500 bp) — Monthly	(2,800)
	CMBX NA BB.8 Index	(2,478)	4,832	1,794	10/17/57	(500 bp) — Monthly	(688)
	CMBX NA BBB-.10 Index	(66,577)	528,000	92,030	11/17/59	(300 bp) — Monthly	25,189
	CMBX NA BBB-.14 Index	(122)	2,000	417	12/16/72	(300 bp) — Monthly	294
	CMBX NA BBB-.6 Index	(57,090)	229,935	51,159	5/11/63	(300 bp) — Monthly	(6,046)
	CMBX NA BBB-.7 Index	(96,253)	410,000	76,629	1/17/47	(300 bp) — Monthly	(19,829)
	CMBX NA BBB-.8 Index	(9,851)	71,000	12,262	10/17/57	(300 bp) — Monthly	2,375
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,519)	97,000	31,554	11/17/59	(500 bp) — Monthly	25,954
	CMBX NA BBB-.10 Index	(12,134)	56,000	9,761	11/17/59	(300 bp) — Monthly	(2,401)
	CMBX NA BBB-.9 Index	(4,816)	26,000	4,456	9/17/58	(300 bp) — Monthly	(373)
	CMBX NA BBB-.9 Index	(371)	2,000	343	9/17/58	(300 bp) — Monthly	(29)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(84)	800	79	5/11/63	(200 bp) — Monthly	(5)
	CMBX NA BB.10 Index	(14,884)	49,000	15,940	11/17/59	(500 bp) — Monthly	1,015
	CMBX NA BB.10 Index	(5,139)	49,000	15,940	11/17/59	(500 bp) — Monthly	10,760
	CMBX NA BB.10 Index	(4,932)	21,000	6,831	11/17/59	(500 bp) — Monthly	1,882
	CMBX NA BB.7 Index	(4,628)	24,000	7,572	1/17/47	(500 bp) — Monthly	2,924
	CMBX NA BB.8 Index	(17,993)	47,349	17,581	10/17/57	(500 bp) — Monthly	(451)
	CMBX NA BB.8 Index	(7,760)	21,259	7,893	10/17/57	(500 bp) — Monthly	116
	CMBX NA BB.8 Index	(6,240)	17,394	6,458	10/17/57	(500 bp) — Monthly	204
	CMBX NA BB.8 Index	(3,880)	10,629	3,947	10/17/57	(500 bp) — Monthly	58
	CMBX NA BB.8 Index	(1,449)	3,865	1,435	10/17/57	(500 bp) — Monthly	(18)
	CMBX NA BB.9 Index	(121)	3,000	878	9/17/58	(500 bp) — Monthly	755
	CMBX NA BB.9 Index	(176)	2,000	585	9/17/58	(500 bp) — Monthly	408
	CMBX NA BB.9 Index	(121)	1,000	293	9/17/58	(500 bp) — Monthly	171
	CMBX NA BBB-.10 Index	(6,084)	58,000	10,109	11/17/59	(300 bp) — Monthly	3,996
	CMBX NA BBB-.10 Index	(5,834)	46,000	8,018	11/17/59	(300 bp) — Monthly	2,161
	CMBX NA BBB-.10 Index	(3,118)	36,000	6,275	11/17/59	(300 bp) — Monthly	3,139
	CMBX NA BBB-.10 Index	(8,045)	33,000	5,752	11/17/59	(300 bp) — Monthly	(2,310)
	CMBX NA BBB-.10 Index	(4,987)	23,000	4,009	11/17/59	(300 bp) — Monthly	(990)
	CMBX NA BBB-.10 Index	(4,325)	20,000	3,486	11/17/59	(300 bp) — Monthly	(849)
	CMBX NA BBB-.10 Index	(3,784)	16,000	2,789	11/17/59	(300 bp) — Monthly	(1,003)
	CMBX NA BBB-.10 Index	(1,837)	8,000	1,394	11/17/59	(300 bp) — Monthly	(446)
	CMBX NA BBB-.12 Index	(2,659)	8,000	1,440	8/17/61	(300 bp) — Monthly	(1,223)
	CMBX NA BBB-.12 Index	(1,043)	5,000	900	8/17/61	(300 bp) — Monthly	(146)
	CMBX NA BBB-.14 Index	(62)	1,000	209	12/16/72	(300 bp) — Monthly	146
	CMBX NA BBB-.6 Index	(29,669)	84,429	18,785	5/11/63	(300 bp) — Monthly	(10,926)
	CMBX NA BBB-.7 Index	(4,177)	41,000	7,663	1/17/47	(300 bp) — Monthly	3,465
	CMBX NA BBB-.8 Index	(10,539)	77,000	13,298	10/17/57	(300 bp) — Monthly	2,720
	CMBX NA BBB-.8 Index	(8,013)	63,000	10,880	10/17/57	(300 bp) — Monthly	2,836
	CMBX NA BBB-.8 Index	(8,120)	58,000	10,017	10/17/57	(300 bp) — Monthly	1,868
	CMBX NA BBB-.8 Index	(7,437)	48,000	8,290	10/17/57	(300 bp) — Monthly	828
	CMBX NA BBB-.8 Index	(6,103)	45,000	7,772	10/17/57	(300 bp) — Monthly	1,646
	CMBX NA BBB-.8 Index	(6,131)	45,000	7,772	10/17/57	(300 bp) — Monthly	1,618
	CMBX NA BBB-.8 Index	(6,074)	43,000	7,426	10/17/57	(300 bp) — Monthly	1,331
	CMBX NA BBB-.8 Index	(4,314)	34,000	5,872	10/17/57	(300 bp) — Monthly	1,541

Upfront premium received		—			Unrealized appreciation		515,506

Upfront premium (paid)		(1,037,125)			Unrealized (depreciation)		(108,623)

	Total	$(1,037,125)				Total	$406,883
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 38 Index	B+/P	$(161,434)	$2,985,840	$86,291	6/20/27	500 bp — Quarterly	$(243,578)
	CDX NA IG Series 38 Index	BBB+/P	(614,372)	43,300,000	11,258	6/20/27	100 bp — Quarterly	(612,513)

	Total		$(775,806)					$(856,091)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through June 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,476,397,256.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$30,676,305	$38,688,672	$69,364,977	$6,011	$—
	Putnam Short Term Investment Fund**	253,452,744	590,142,454	687,078,014	410,231	156,517,184

	Total Short-term investments	$284,129,049	$628,831,126	$756,442,991	$416,242	$156,517,184
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund did not have any securities on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $4,665,081.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,780,053.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $291,883.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,876,040.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $208,384,545 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.6%
	Japan	3.0
	United Kingdom	2.9
	France	2.0
	China	1.2
	Germany	1.1
	Switzerland	1.1
	Australia	1.0
	Ireland	0.9
	Canada	0.7
	Cayman Islands	0.7
	Netherlands	0.6
	Hong Kong	0.6
	India	0.6
	Indonesia	0.5
	Taiwan	0.5
	South Korea	0.5
	Other	3.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $6,846,240 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $252,327 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,780,053 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$83,696,569	$—	$—
Capital goods	95,266,164	—	—
Communication services	49,904,859	—	—
Conglomerates	12,257,640	—	—
Consumer cyclicals	255,842,247	—	—
Consumer staples	146,036,577	—	—
Energy	85,137,115	—	—
Financials	289,993,992	—	—
Government	402,936	—	—
Health care	263,358,716	—	—
Miscellaneous	1,073,316	—	—
Technology	476,763,895	—	—
Transportation	31,831,743	—	—
Utilities and power	50,613,612	14,840	—

Total common stocks	1,842,179,381	14,840	—
Asset-backed securities	—	6,384,216	—
Collateralized loan obligations	—	20,424,101	—
Commodity linked notes	—	27,549,651	—
Convertible bonds and notes	—	440,269	—
Convertible preferred stocks	—	3,956,842	—
Corporate bonds and notes	—	223,953,407	—
Foreign government and agency bonds and notes	—	11,462,545	—
Investment companies	1,606,175	—	—
Mortgage-backed securities	—	72,908,813	—
Senior loans	—	7,200,939	—
U.S. government and agency mortgage obligations	—	241,995,291	—
U.S. treasury obligations	—	267,281	—
Units	1,064,035	—	—
Warrants	51,758	—	—
Short-term investments	1,410,000	207,173,335	—

Totals by level	$1,846,311,349	$823,731,530	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,071,085	$—
Futures contracts	(7,174,693)	—	—
TBA sale commitments	—	(85,706,885)	—
Interest rate swap contracts	—	(433,747)	—
Total return swap contracts	—	(369,061)	—
Credit default contracts	—	666,334	—

Totals by level	$(7,174,693)	$(84,772,274)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$983,800,000
Centrally cleared interest rate swap contracts (notional)	$217,200,000
OTC total return swap contracts (notional)	$277,900,000
OTC credit default contracts (notional)	$10,100,000
Centrally cleared credit default contracts (notional)	$56,800,000
Warrants (number of warrants)	1,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com